UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2017

Michael W. Stockton

The Income Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Income Fund of America® Semi-annual report for the six months ended January 31, 2017

The Income Fund of America seeks current income while secondarily striving for capital growth.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2016 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	4.24%	8.07%	4.82%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.56% for Class A shares as of the prospectus dated January 1, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

In an investment environment that was challenging and volatile, The Income Fund of America advanced 2.76% for the six months ended January 31, 2017. The fund paid dividends totaling 34 cents a share.

The fund’s results lagged the broader equity market, but outpaced its peer group, as measured by the Lipper Income Funds Index. The unmanaged Standard & Poor’s 500 Composite Index, a market-capitalization–weighted index based on the results of 500 widely held common stocks, gained 5.96%. The fund’s return exceeded that of the Lipper Income Funds Index, which advanced 1.93%. The fund also outpaced the bond market return, which declined 2.95%, as represented by the unmanaged Bloomberg Barclays U.S. Aggregate Index. The unmanaged 65%/35% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index rose 2.80%.

In a volatile time, markets show resilience

After a rocky start early in 2016, many equity markets demonstrated their resilience as the year progressed. The gains came on signs of improving U.S. economic growth and aggressive central bank stimulus measures around the world.

U.S. stocks pushed developed markets higher, as Republican Donald Trump’s win in the November presidential election lifted stocks on hopes his administration would fulfill campaign pledges to cut taxes, reduce regulations, and increase spending on infrastructure and the military. The Dow Jones Industrial Average, the S&P 500 and the NASDAQ all eclipsed previous record highs. U.S. economic data were mostly encouraging, but the fourth-quarter gross domestic product (GDP) grew at a 1.9% annualized pace, slightly below expectations. Still, the U.S. Federal Reserve considered the economy’s prospects strong enough to raise interest rates in December.

European stocks experienced volatility during the period, but were supported by central bank stimulus measures and modestly improving economic growth. The 2016 GDP of the 19-member euro zone showed some strength, especially in the fourth quarter. However, investor sentiment remained cautious ahead of 2017 federal elections in France and Germany, where populist, anti-establishment movements have gained some momentum.

The Income Fund of America	1

A wide range of stocks bolster fund

Companies across a variety of sectors and industries contributed to fund returns. Seven of the fund’s 10 largest holdings rose, with information technology and financial companies providing some of the strongest support.

Among the top 10, Microsoft gained 14.06%. It was one of the top contributors in our last report and was the fund’s largest holding at period-end. Shares rose partly on the strength of revenue growth from its Azure cloud-computing service. Sales of Microsoft’s Office 365 — a cloud-delivered, subscription-based productivity suite — also grew.

Elsewhere in the technology sector, Intel, another top 10 holding, advanced 5.62%. One of the world’s largest semiconductor chipmakers, the company is a major player in cloud computing and the “internet of things” businesses, as well as a leader in the design and development of the equipment that runs data centers. Analog Devices, a leading semiconductor company and among the fund’s larger tech holdings, gained 17.41% on strong revenue and earnings. Chipmakers are being boosted by both strength in electronic consumer products and the increasing use of chips in places ranging from factories to cars.

Fund benefits from financial sector rebound

Early in 2016, financial shares tumbled on fears of recession and the possibility that interest rates could remain lower for longer. But during this six-month period, financials led all sectors in the S&P 500. The possibility of rising interest rates, which could improve banks’ net interest margins, and a less restrictive regulatory environment under the new administration were among the sector’s drivers.

JPMorgan Chase, a top 10 holding, advanced 32.30%. In January, the company reported a 24% increase in profit, to $6.73 billion from $5.43 billion in the same period a year ago. The company’s credit card and commercial banking divisions remain strong. Wells Fargo, also a top 10 holding, rose 17.43%.

Another significant holding in the financial sector, CME Group, gained 18.43%. CME Group, the world’s largest futures market operator, reported a higher-than-expected quarterly profit, helped by a surge in trading volumes. The average daily trading volume at CME Group, which owns the Chicago Board of Trade and other futures exchanges, soared 24% to 16.3 million contracts in the fourth quarter of 2016.

2	The Income Fund of America

Merger and acquisition activity

The fund also benefited from M&A activity. U.S. tobacco company Reynolds American advanced 20.12% near period-end as British American Tobacco, which already owns 42.2% of Reynolds American, offered to buy its remaining shares (57.8%) for $47 billion. Also, shares of Spectra Energy, the fund’s largest position in the energy sector, benefited from its merger with Canadian pipeline company Enbridge in a deal that will create North America‘s largest energy infrastructure business. Spectra Energy shares rose 15.79%.

Pharmaceutical returns muted

Among health care holdings, Merck, the fund’s second-largest position, advanced 5.68%. U.S.-based Merck is one of the world’s largest pharmaceutical companies. The company’s returns were partly driven by continued strong sales of a cancer drug marketed under the name Keytruda. In addition, the U.S. Food and Drug Administration approved Keytruda as a first-line treatment of non-small-cell lung cancer during the period.

But the returns of several other pharmaceutical companies detracted from the fund, particularly Pfizer and GlaxoSmithKline, each of which declined nearly 14%. The retreat, however, seemed to be more about political rhetoric than company fundamentals as the debate about drug pricing heated up among U.S. presidential candidates. These two companies remain potentially attractive not only because of a long history of paying dividends, but because they have quality leadership, robust product pipelines, solid balance sheets and healthy cash flow.

Dividend payers struggle

Some dividend-paying companies disappointed investors during the period. A look at the returns of the S&P 500 saw the subset of stocks offering above-average dividends as the worst-performing area, while the cohort of companies offering low yields fared far better. Clearly this affected the fund on a relative basis, as it primarily invests in companies that help meet its mandate to generate income for investors. Although challenging, such an environment also provides an opportunity for our bottom-up, research-driven investment process to find companies that may be potentially rewarding for long-term investors but out of favor because of the market environment.

The importance of bonds

Bonds continue to play an important role in the fund, providing income and mitigating volatility. Bonds made up about 22% of the portfolio at period-end. The fund’s fixed

The Income Fund of America	3

income allocation was composed of high-yield and investment-grade corporate bonds, as well as U.S. Treasuries. High-yield bonds advanced and were a significant source of income. Corporate bonds and U.S. Treasuries declined, partly due to concerns about Congressional action that could accelerate economic growth, possibly leading to higher inflation and interest rates.

Outlook

Investors in 2017 are facing a world in transition. While macroeconomic and geopolitical issues are likely to continue to make the investment environment challenging, we continue to find opportunities to invest at relatively attractive valuations in companies we believe have the potential to prosper over the long run. We thank you for your commitment to The Income Fund of America and look forward to reporting to you again in six months.

Cordially,

Hilda L. Applbaum

Vice Chairman and Principal Executive Officer

David C. Barclay

President

March 15, 2017

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of February 28, 2017, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.76%. The fund’s 12-month distribution rate for Class A shares as of that date was 2.82%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

4	The Income Fund of America

The Income Fund of America at a glance

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Results at a glance (with dividends reinvested or interest compounded)

For periods ended January 31, 2017

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

The Income Fund of America (Class A shares)	2.76%	14.61%	9.22%	5.45%	11.04%
Standard & Poor’s 500 Composite Index[2]	5.96	20.04	14.09	6.99	10.89
Bloomberg Barclays U.S. Aggregate Index[2,3]	–2.95	1.45	2.09	4.37	7.44
65%/35% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index[2,3,4]	2.80	13.29	9.90	6.36	9.95
Lipper Income Funds Index[5]	1.93	10.46	5.65	4.40	—

[1]	Since December 1, 1973, when Capital Research and Management Company became the fund’s investment adviser.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[3]	From December 1, 1973, through December 31, 1975, the Bloomberg Barclays U.S. Government/Credit Index was used because the Bloomberg Barclays U.S. Aggregate Index did not yet exist.
[4]	The 65%/35% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 65% and 35%, respectively. Results assume the blend is rebalanced monthly.
[5]	The inception date for the index was December 31, 1988; therefore, no lifetime return is shown. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding category.

A history of relatively high current income

For the five years ended January 31, 2017

All numbers calculated by Lipper. The 12-month dividend rate is calculated by taking the total of the trailing 12 months’ dividends and dividing the month-end net asset value adjusted for capital gains.

The Income Fund of America	5

The portfolio at a glance

January 31, 2017 (unaudited)	Percent of net assets
Investment mix by security type
U.S. common stocks	53.86%
Common stocks of issuers outside the U.S.	17.42
U.S. Treasury & agency bonds & notes	5.25
Convertible securities, preferred securities and rights & warrants	1.85
Other fixed-income securities	16.54
Short-term securities & other assets less liabilities	5.08

Five largest sectors in common stock holdings
Industrials	10.61%
Information technology	9.42
Consumer staples	7.92
Financials	7.14
Energy	6.87

Ten largest common stock holdings
Microsoft	3.21%
Merck	2.79
General Electric	2.09
Intel	1.94
JPMorgan Chase	1.92
Lockheed Martin	1.86
Procter & Gamble	1.71
McDonald’s	1.64
Verizon Communications	1.63
Wells Fargo	1.47

Country diversification by domicile
United States	73.97%
United Kingdom	7.59
Euro zone*	4.98
Canada	1.77
Australia	1.57
Taiwan	1.36
Hong Kong	1.15
Other countries	2.53
Short-term securities & other assets less liabilities	5.08

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

July 31, 2016	Percent of net assets
Investment mix by security type
U.S. common stocks	52.48%
Common stocks of issuers outside the U.S.	16.50
U.S. Treasury & agency bonds & notes	5.88
Convertible securities, preferred securities and rights & warrants	1.85
Other fixed-income securities	16.39
Short-term securities & other assets less liabilities	6.90

Five largest sectors in common stock holdings
Industrials	9.69%
Financials	9.36
Information technology	8.73
Consumer staples	8.20
Health care	7.90

Ten largest common stock holdings
Microsoft	2.86%
Merck	2.62
General Electric	2.13
Lockheed Martin	2.02
Verizon Communications	1.92
Intel	1.89
McDonald’s	1.86
Pfizer	1.57
Procter & Gamble	1.47
GlaxoSmithKline	1.41

Country diversification by domicile
United States	73.28%
United Kingdom	7.50
Euro zone†	4.47
Canada	1.50
Hong Kong	1.37
Australia	1.20
Taiwan	1.16
Other countries	2.62
Short-term securities & other assets less liabilities	6.90

†	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Slovenia and Spain.

6	The Income Fund of America

Summary investment portfolio January 31, 2017	unaudited

Common stocks 71.28%	Shares	Value (000)
Industrials 10.61%
General Electric Co.	72,451,053	$2,151,796
Lockheed Martin Corp.	7,624,400	1,916,240
Boeing Co.	7,175,000	1,172,539
BAE Systems PLC	130,916,776	958,515
Norfolk Southern Corp.	5,000,000	587,300
Waste Management, Inc.	7,886,128	548,086
Ryanair Holdings PLC (ADR)[1]	6,452,401	539,808
Caterpillar Inc.	5,240,000	501,258
Other securities		2,556,030
		10,931,572

Information technology 9.42%
Microsoft Corp.	51,193,209	3,309,641
Intel Corp.	54,217,100	1,996,274
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	181,623,000	1,080,198
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,836,470	118,586
Analog Devices, Inc.	12,633,724	946,771
Texas Instruments Inc.	11,573,000	874,224
Other securities		1,383,732
		9,709,426

Consumer staples 7.92%
Procter & Gamble Co.	20,176,700	1,767,479
Coca-Cola Co.	25,191,000	1,047,190
Altria Group, Inc.	14,436,900	1,027,618
Reynolds American Inc.	16,693,668	1,003,790
Philip Morris International Inc.	9,303,607	894,356
British American Tobacco PLC	13,117,000	808,476
Other securities		1,610,292
		8,159,201

Financials 7.14%
JPMorgan Chase & Co.	23,391,165	1,979,594
Wells Fargo & Co.	26,969,805	1,519,209
CME Group Inc., Class A	10,140,400	1,227,800
National Australia Bank Ltd.	21,460,000	493,629
Other securities		2,130,994
		7,351,226

Energy 6.87%
Spectra Energy Corp	32,425,000	1,350,501
Royal Dutch Shell PLC, Class B (ADR)	11,698,000	672,284
Royal Dutch Shell PLC, Class B	22,202,147	624,661
Royal Dutch Shell PLC, Class A	1,232,485	33,296
Royal Dutch Shell PLC, Class A (ADR)	93,410	5,081
Chevron Corp.	11,623,000	1,294,221
BP PLC	179,819,900	1,069,650

The Income Fund of America	7

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Schlumberger Ltd.	5,980,500	$500,628
Other securities		1,529,666
		7,079,988

Health care 6.08%
Merck & Co., Inc.	46,370,159	2,874,486
GlaxoSmithKline PLC	63,811,000	1,226,590
AstraZeneca PLC	13,399,159	706,947
Bristol-Myers Squibb Co.	13,763,500	676,614
Pfizer Inc.	17,831,257	565,786
Other securities		212,212
		6,262,635

Consumer discretionary 5.17%
McDonald’s Corp.	13,798,965	1,691,339
General Motors Co.	16,877,712	617,893
Target Corp.	9,450,000	609,336
Home Depot, Inc.	3,710,000	510,422
Other securities		1,894,220
		5,323,210

Materials 4.58%
E.I. du Pont de Nemours and Co.	14,953,953	1,129,024
Dow Chemical Co.	11,804,900	703,926
WestRock Co.[3]	13,184,832	703,543
LyondellBasell Industries NV	6,880,000	641,698
Other securities		1,537,431
		4,715,622

Real estate 3.73%
Crown Castle International Corp. REIT	10,836,000	951,726
Digital Realty Trust, Inc. REIT	7,885,000	848,663
Iron Mountain Inc. REIT[3]	13,811,680	494,458
Other securities		1,545,710
		3,840,557

Telecommunication services 3.34%
Verizon Communications Inc.	34,285,921	1,680,353
Telstra Corp. Ltd.	134,400,000	509,645
Other securities		1,253,080
		3,443,078

Utilities 2.56%
Power Assets Holdings Ltd.	82,093,500	788,781
Dominion Resources, Inc.	7,335,000	559,514
Other securities		1,287,301
		2,635,596

Miscellaneous 3.86%
Other common stocks in initial period of acquisition		3,977,453

Total common stocks (cost: $54,918,262,000)		73,429,564

8	The Income Fund of America

Preferred securities 0.41%	Shares	Value (000)
Financials 0.33%
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	1,263,198	$32,805
Other securities		308,420
		341,225

Real estate 0.08%
Other securities		85,954

Total preferred securities (cost: $408,715,000)		427,179

Rights & warrants 0.00%
Utilities 0.00%
Other securities		607

Total rights & warrants (cost: $2,948,000)		607

Convertible stocks 0.67%
Other 0.51%
Other securities		523,662

Miscellaneous 0.16%
Other convertible stocks in initial period of acquisition		166,524

Total convertible stocks (cost: $855,602,000)		690,186

Convertible bonds 0.77%	Principal amount (000)
Other 0.75%
Other securities		775,173

Miscellaneous 0.02%
Other convertible bonds in initial period of acquisition		17,164

Total convertible bonds (cost: $775,122,000)		792,337

Bonds, notes & other debt instruments 21.79%
Corporate bonds & notes 14.31%
Energy 2.24%
Chevron Corp. 1.561% 2019	$1,850	1,847
Royal Dutch Shell PLC 1.75%–3.75% 2021–2046	12,860	12,351
Shell International Finance BV 1.88%–2.88% 2021–2026	24,840	24,264
Spectra Energy Partners, LP 3.38%–4.75% 2024–2045	5,560	5,692
Other securities		2,261,383
		2,305,537

Consumer discretionary 2.03%
McDonald’s Corp. 3.70%–4.88% 2026–2045	3,520	3,686
Other securities		2,086,370
		2,090,056

The Income Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Health care 1.93%
Merck & Co., Inc. 1.10% 2018	$6,710	$6,702
Other securities		1,985,498
		1,992,200

Financials 1.90%
JPMorgan Chase & Co. 1.35%–7.90% 2017–2049	194,443	201,119
Wells Fargo & Co. 2.10%–7.98% 2020–2049	172,216	179,541
Other securities		1,578,902
		1,959,562

Telecommunication services 1.48%
Verizon Communications Inc. 1.75%–6.00% 2021–2048	211,275	198,121
Other securities		1,327,111
		1,525,232

Industrials 1.09%
General Electric Capital Corp. 2.34%–6.00% 2019–2020	15,772	16,083
General Electric Co. 2.70%–5.00% 2022–2049	207,845	215,263
Lockheed Martin Corp. 1.85%–4.70% 2018–2046	18,080	18,945
Other securities		873,629
		1,123,920

Information technology 0.82%
Microsoft Corp. 1.55%–4.25% 2021–2047	107,575	106,654
Other securities		737,104
		843,758

Consumer staples 0.40%
Altria Group, Inc. 2.63%–9.95% 2019–2046	84,252	103,334
Reynolds American Inc. 2.30%–6.15% 2018–2045	52,430	56,329
Other securities		249,999
		409,662

Other corporate bonds & notes 2.42%
Other securities		2,495,999

Total corporate bonds & notes		14,745,926

U.S. Treasury bonds & notes 5.19%
U.S. Treasury 4.80%
U.S. Treasury 2.875% 2045	929,150	895,468
U.S. Treasury 0.63%–6.25% 2018–2046[4]	4,110,929	4,047,773
		4,943,241

U.S. Treasury inflation-protected securities 0.39%
U.S. Treasury Inflation-Protected Securities 0.13%–1.38% 2021–2046[5]	391,986	405,900

Total U.S. Treasury bonds & notes		5,349,141

Mortgage-backed obligations 1.77%
Fannie Mae 2.30%–9.64% 2018–2047[6,7,8]	885,354	917,661
Other securities		905,129
		1,822,790

10	The Income Fund of America

	Principal amount (000)	Value (000)
Federal agency bonds & notes 0.06%
Fannie Mae 6.25% 2029	$32,000	$42,677
Federal Home Loan Bank 0.875% 2018	12,860	12,821
Other securities		3,592
		59,090

Other bonds & notes 0.46%
Other securities		473,363

Total bonds, notes & other debt instruments (cost: $22,134,468,000)		22,450,310

Short-term securities 5.07%
Chariot Funding, LLC 0.90% due 3/17/2017[9]	50,000	49,947
Chevron Corp. 0.85%–0.88% due 5/8/2017–6/6/2017[9]	200,000	199,554
Coca-Cola Co. 0.85%–0.98% due 5/9/2017–7/17/2017[9]	178,935	178,388
Fannie Mae 0.41%–0.51% due 2/1/2017–4/17/2017	240,000	239,871
Federal Home Loan Bank 0.37%–0.64% due 2/1/2017–7/21/2017	1,842,600	1,840,907
GE Capital Treasury Services (U.S.) LLC 0.80% due 4/18/2017	50,000	49,918
General Electric Co. 0.78% due 3/31/2017	50,000	49,943
Merck & Co. Inc. 0.55% due 2/23/2017[9]	50,000	49,980
Microsoft Corp. 0.74%–0.83% due 2/14/2017–3/1/2017[9]	288,000	287,912
U.S. Treasury Bills 0.42%–0.62% due 2/9/2017–7/27/2017	888,200	887,732
Wells Fargo Bank, N.A. 1.23% due 7/18/2017	30,000	30,013
Other securities		1,356,284

Total short-term securities (cost: $5,220,186,000)		5,220,449
Total investment securities 99.99% (cost: $84,315,303,000)		103,010,632
Other assets less liabilities 0.01%		9,905

Net assets 100.00%		$103,020,537

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The Income Fund of America	11

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $937,282,000.

			Contract amount		Unrealized depreciation
			Receive	Deliver	at 1/31/2017
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	2/23/2017	HSBC Bank	$37,895	A$52,300	$(1,749)
Australian dollars	3/13/2017	JPMorgan Chase	$96,742	A$130,000	(1,756)
British pounds	2/17/2017	JPMorgan Chase	$133,796	£109,000	(3,362)
British pounds	3/3/2017	Citibank	$31,850	£25,900	(749)
British pounds	3/13/2017	HSBC Bank	$237,636	£195,043	(7,936)
British pounds	3/13/2017	Barclays Bank PLC	$237,560	£195,043	(8,011)
					$(23,563)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended January 31, 2017, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 1/31/2017 (000)
WestRock Co.	7,394,832	5,790,000	—	13,184,832	$6,769	$703,543
Iron Mountain Inc. REIT	13,724,780	86,900	—	13,811,680	14,205	494,458
Iron Mountain Inc. 6.00% 2020[9]	$31,925,000	—	$1,000,000	$30,925,000	958	32,471
Iron Mountain Inc. 5.75% 2024	$4,325,000	—	—	$4,325,000	133	4,412
Iron Mountain Inc. 6.00% 2023	$950,000	—	—	$950,000	28	1,012
Hubbell Inc.	3,430,000	—	—	3,430,000	4,562	418,734
Boral Ltd.	—	72,364,400	—	72,364,400	—	319,408
OUTFRONT Media Inc. REIT	9,064,824	—	—	9,064,824	6,164	248,648
CBS Outdoor Americas Inc. 5.25% 2022	$29,500,000	—	$750,000	$28,750,000	774	29,864
CBS Outdoor Americas Inc. 5.625% 2024	$3,396,000	—	—	$3,396,000	88	3,557
Nokian Renkaat Oyj	4,200,161	3,040,000	—	7,240,161	—	271,363
TalkTalk Telecom Group PLC	58,421,891	—	—	58,421,891	3,847	115,019
R.R. Donnelley & Sons Co.	13,345,400	1,005,221	10,456,694	3,893,927	3,888	66,781
R.R. Donnelley & Sons Co. 7.875% 2021	$23,445,000	—	—	$23,445,000	821	25,262

12	The Income Fund of America

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 1/31/2017 (000)
R.R. Donnelley & Sons Co. 6.50% 2023	$14,280,000	—	—	$14,280,000	$499	$14,032
R.R. Donnelley & Sons Co. 7.625% 2020	$3,700,000	—	—	$3,700,000	133	3,941
R.R. Donnelley & Sons Co. 7.00% 2022	$19,500,000	—	$18,023,000	$1,477,000	260	1,473
R.R. Donnelley & Sons Co. 7.25% 2018	$2,000,000	—	$2,000,000	—	20	—
R.R. Donnelley & Sons Co. 8.25% 2019	$2,475,000	—	$2,475,000	—	30	—
Corporate Risk Holdings LLC 9.50% 2019[9]	$45,000,000	—	—	$45,000,000	2,143	47,250
Corporate Risk Holdings I, Inc.[1,2]	2,205,215	—	—	2,205,215	—	25,140
Corporate Risk Holdings LLC 13.50% 2020[2,9,10]	$14,211,162	$959,253	—	$15,170,415	1,100	16,739
Corporate Risk Holdings Corp.[1,2]	11,149	—	—	11,149	—	—
Redwood Trust, Inc.	5,444,717	—	—	5,444,717	3,049	84,393
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,6,7,10,11]	$23,162,785	$1,313,291	—	$24,476,076	1,481	24,281
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,6,7,11]	$11,767,250	—	$60,500	$11,706,750	330	11,648
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,6,7,11]	$9,200,000	—	—	$9,200,000	470	9,154
Rotech Healthcare Inc.[1,2]	543,172	—	—	543,172	—	4,378
Douglas Dynamics, Inc.	1,444,000	—	—	1,444,000	679	48,807
CEVA Group PLC, Series A-1, 4.022% convertible preferred[1,2,7,12]	29,937	—	—	29,937	—	10,478
CEVA Group PLC[1,2,12]	35,229	—	—	35,229	—	6,165
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.539% 2021[6,7,11]	$6,924,360	—	$3,350,542	$3,573,818	132	3,158
CEVA Group PLC, Series A-2, 3.022% convertible preferred[1,2,7,12]	13,633	—	—	13,633	—	3,067
CEVA Logistics Holdings BV, Term Loan, 6.539% 2021[6,7,11]	$5,020,161	—	$2,429,143	$2,591,018	96	2,290
CEVA Group PLC, Apollo Global Securities LLC LOC, 5.602% 2021[6,7,11]	$4,870,074	—	$2,343,596	$2,526,478	87	2,233
CEVA Group PLC 7.00% 2021[9]	$2,250,000	—	—	$2,250,000	80	1,958
CEVA Group PLC 9.00% 2021[9]	$1,050,000	—	—	$1,050,000	48	709

The Income Fund of America	13

Investments in affiliates (continued)

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 1/31/2017 (000)
CEVA Logistics Canada, ULC, Term Loan, 6.539% 2021[6,7,11]	$865,544	—	$418,817	$446,727	$16	$395
NII Holdings, Inc.[1]	7,694,703	—	2,500,614	5,194,089	—	14,673
					$52,890	$3,070,894

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,491,625,000, which represented 1.45% of the net assets of the fund. This amount includes $1,288,444,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $24,206,000, which represented .02% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	Purchased on a TBA basis.
[9]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $6,656,071,000, which represented 6.46% of the net assets of the fund.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[11]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $472,426,000, which represented .46% of the net assets of the fund.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 4.022% convertible preferred	4/3/2013	$29,938	$10,478	.01%
CEVA Group PLC	5/2/2013	34,036	6,165	.01
CEVA Group PLC, Series A-2, 3.022% convertible preferred	5/2/2013	13,172	3,067	.00
Total private placement securities		$77,146	$19,710	.02%

Key to abbreviations and symbols

A$ = Australian dollars

ADR = American Depositary Receipts

£ = British pounds

LOC = Letter of Credit

TBA = To-be-announced

See Notes to Financial Statements

14	The Income Fund of America

Financial statements

Statement of assets and liabilities	unaudited
at January 31, 2017	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $81,649,903)	$99,939,738
Affiliated issuers (cost: $2,665,400)	3,070,894	$103,010,632
Cash		103,852
Cash denominated in currencies other than U.S. dollars (cost: $3,263)		3,263
Receivables for:
Sales of investments	442,608
Sales of fund’s shares	145,045
Dividends and interest	354,065
Other	3,238	944,956
		104,062,703
Liabilities:
Unrealized depreciation on open forward currency contracts		23,563
Payables for:
Purchases of investments	827,681
Repurchases of fund’s shares	132,572
Closed forward currency contracts	1,169
Investment advisory services	15,680
Services provided by related parties	31,513
Trustees’ deferred compensation	4,295
Other	5,693	1,018,603
Net assets at January 31, 2017		$103,020,537

Net assets consist of:
Capital paid in on shares of beneficial interest		$83,723,124
Undistributed net investment income		372,615
Undistributed net realized gain		253,378
Net unrealized appreciation		18,671,420
Net assets at January 31, 2017		$103,020,537

See Notes to Financial Statements

The Income Fund of America	15

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (4,698,181 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$74,710,174	3,403,556	$21.95
Class B	35,747	1,635	21.86
Class C	5,839,689	269,393	21.68
Class F-1	4,588,532	209,553	21.90
Class F-2	6,734,950	307,034	21.94
Class F-3	107	5	21.95
Class 529-A	1,536,465	70,135	21.91
Class 529-B	2,199	100	21.93
Class 529-C	454,029	20,813	21.82
Class 529-E	66,284	3,035	21.84
Class 529-F-1	63,655	2,906	21.91
Class R-1	127,530	5,847	21.81
Class R-2	555,153	25,574	21.71
Class R-2E	13,491	616	21.90
Class R-3	1,189,165	54,389	21.86
Class R-4	1,215,409	55,467	21.91
Class R-5E	36	2	21.94
Class R-5	556,998	25,375	21.95
Class R-6	5,330,924	242,746	21.96

See Notes to Financial Statements

16	The Income Fund of America

Statement of operations	unaudited
for the six months ended January 31, 2017	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $5,817; also includes $43,163 from affiliates)	$1,203,493
Interest (includes $9,727 from affiliates)	533,481	$1,736,974
Fees and expenses*:
Investment advisory services	107,196
Distribution services	140,371
Transfer agent services	38,686
Administrative services	10,504
Reports to shareholders	1,768
Registration statement and prospectus	1,289
Trustees’ compensation	327
Auditing and legal	53
Custodian	1,520
Other	829	302,543
Net investment income		1,434,431

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (includes $76,388 net loss from affiliates)	287,781
Forward currency contracts	67,154
Currency transactions	(4,565)	350,370
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $118)	962,447
Forward currency contracts	(16,029)
Currency translations	1,480	947,898
Net realized gain and unrealized appreciation		1,298,268

Net increase in net assets resulting from operations		$2,732,699

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

The Income Fund of America	17

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	January 31,	July 31,
	2017*	2016
Operations:
Net investment income	$1,434,431	$2,999,936
Net realized gain (loss)	350,370	(78,232)
Net unrealized appreciation	947,898	3,738,304
Net increase in net assets resulting from operations	2,732,699	6,660,008

Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,569,894)	(2,980,153)
Distributions from net realized gain on investments	—	(1,680,493)
Total dividends and distributions paid to shareholders	(1,569,894)	(4,660,646)

Net capital share transactions	247,709	2,618,650

Total increase in net assets	1,410,514	4,618,012

Net assets:
Beginning of period	101,610,023	96,992,011
End of period (including undistributed net investment income: $372,615 and $508,078, respectively)	$103,020,537	$101,610,023

*Unaudited.

See Notes to Financial Statements

18	The Income Fund of America

Notes to financial statements	unaudited

1. Organization

The Income Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth.

The fund has 19 share classes consisting of six retail share classes (Classes A, B and C, as well as three F share classes, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

On January 27, 2017, the fund made an additional retail share class (Class F-3) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

The Income Fund of America	19

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash includes amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s

20	The Income Fund of America

statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

The Income Fund of America	21

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade

22	The Income Fund of America

in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2017 (dollars in thousands):

The Income Fund of America	23

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$10,925,405	$6,165	$2	$10,931,572
Information technology	8,395,842	1,288,444	25,140	9,709,426
Consumer staples	8,159,201	—	—	8,159,201
Financials	7,351,226	—	—	7,351,226
Energy	7,055,300	—	24,688	7,079,988
Health care	6,258,257	—	4,378	6,262,635
Consumer discretionary	5,323,202	—	8	5,323,210
Materials	4,703,398	12,224	—	4,715,622
Real estate	3,840,557	—	—	3,840,557
Telecommunication services	3,443,078	—	—	3,443,078
Utilities	2,635,596	—	—	2,635,596
Miscellaneous	3,971,918	—	5,535	3,977,453
Preferred securities	427,179	—	—	427,179
Rights & warrants	—	607	—	607
Convertible stocks	654,417	13,545	22,224	690,186
Convertible bonds	—	792,337	—	792,337
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	14,684,104	61,822	14,745,926
U.S. Treasury bonds & notes	—	5,349,141	—	5,349,141
Mortgage-backed obligations	—	1,822,790	—	1,822,790
Federal agency bonds & notes	—	59,090	—	59,090
Other	—	473,363	—	473,363
Short-term securities	—	5,220,449	—	5,220,449
Total	$73,144,576	$29,722,259	$143,797	$103,010,632

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(23,563)	$—	$(23,563)

*	Securities with a value of $1,288,444,000, which represented 1.25% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

24	The Income Fund of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

The Income Fund of America	25

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

26	The Income Fund of America

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in a transaction that involves unfunded commitments, which may obligate the fund to purchase additional shares of the applicable issuer. Under the terms of the commitments, which will expire no later than April 1, 2021, the maximum potential exposure as of January 31, 2017, was $1,819,000. Should such commitments become due in full, these amounts would represent less than .01% of the net assets of the fund as of January 31, 2017.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, January 31, 2017 (dollars in thousands):

The Income Fund of America	27

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$23,563

Forward currency	Currency	Receivables for closed forward currency contracts	—	Payables for closed forward currency contracts	1,169
			$—		$24,732

		Net realized gain		Net unrealized depreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$67,154	Net unrealized depreciation on forward currency contracts	$(16,029)

Collateral — The fund participates in a collateral program due to its use of forward currency contracts and future delivery contracts. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

28	The Income Fund of America

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of January 31, 2017, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty		Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Bank of America, N.A.	$256	$—	$(256)	$—	$—
Barclays Bank PLC	8,011	—	(7,508)	—	503
Citibank	749	—	(749)	—	—
HSBC Bank	10,597	—	(10,004)	—	593
JPMorgan Chase	5,119	—	(4,500)	—	619
Total	$24,732	$—	$(23,017)	$—	$1,715

*Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended January 31, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, by state tax authorities for tax years before 2011 and by tax authorities outside the U.S. for tax years before 2014.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

The Income Fund of America	29

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$523,312
Post-October capital loss deferral*	(88,896)

*This deferral is considered incurred in the subsequent year.

As of January 31, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$20,403,813
Gross unrealized depreciation on investment securities	(1,828,246)
Net unrealized appreciation on investment securities	18,575,567
Cost of investment securities	84,435,065

30	The Income Fund of America

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended January 31, 2017					Year ended July 31, 2016
										Total
				Total						dividends and
	Ordinary		Long-term	dividends		Ordinary		Long-term		distributions
Share class	income		capital gains	paid		income		capital gains		paid
Class A	$1,165,204		$—	$1,165,204		$2,268,689		$1,259,675		$3,528,364
Class B	744		—	744		4,390		3,780		8,170
Class C	70,737		—	70,737		145,393		108,381		253,774
Class F-1	68,727		—	68,727		128,057		72,956		201,013
Class F-2	97,587		—	97,587		142,468		73,652		216,120
Class F-3[1]	—		—	—
Class 529-A	23,153		—	23,153		44,586		25,554		70,140
Class 529-B	47		—	47		272		247		519
Class 529-C	5,238		—	5,238		10,332		7,919		18,251
Class 529-E	929		—	929		1,779		1,101		2,880
Class 529-F-1	1,020		—	1,020		1,868		989		2,857
Class R-1	1,520		—	1,520		3,096		2,291		5,387
Class R-2	6,676		—	6,676		13,455		10,059		23,514
Class R-2E	120		—	120		79		6		85
Class R-3	16,766		—	16,766		33,659		21,237		54,896
Class R-4	18,403		—	18,403		35,211		20,359		55,570
Class R-5E2	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class R-5	8,970		—	8,970		20,792		11,143		31,935
Class R-6	84,053		—	84,053		126,027		61,144		187,171
Total	$1,569,894		$—	$1,569,894		$2,980,153		$1,680,493		$4,660,646

[1]	Class F-3 shares were offered beginning January 27, 2017.
[2]	Class R-5E shares were offered beginning November 20, 2015.
[3]	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.121% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income. For the six months ended January 31, 2017, the investment advisory services fee was $107,196,000, which was equivalent to an annualized rate of 0.210% of average daily net assets.

The Income Fund of America	31

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

32	The Income Fund of America

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended January 31, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$93,010	$26,747		$3,736		Not applicable
Class B	367	34		Not applicable		Not applicable
Class C	29,921	2,177		1,499		Not applicable
Class F-1	5,602	2,697		1,123		Not applicable
Class F-2	Not applicable	3,094		1,470		Not applicable
Class F-3*	Not applicable	—		—	†	Not applicable
Class 529-A	1,734	457		380		$528
Class 529-B	25	3		1		2
Class 529-C	2,263	149		114		159
Class 529-E	163	9		16		23
Class 529-F-1	—	18		16		21
Class R-1	652	80		33		Not applicable
Class R-2	2,108	1,129		142		Not applicable
Class R-2E	28	11		2		Not applicable
Class R-3	3,001	1,132		301		Not applicable
Class R-4	1,497	740		300		Not applicable
Class R-5E	Not applicable	—	†	—	†	Not applicable
Class R-5	Not applicable	171		134		Not applicable
Class R-6	Not applicable	38		1,237		Not applicable
Total class-specific expenses	$140,371	$38,686		$10,504		$733

*	Class F-3 shares were offered beginning January 27, 2017.
†	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of

The Income Fund of America	33

$327,000 in the fund’s statement of operations reflects $175,000 in current fees (either paid in cash or deferred) and a net increase of $152,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2017

Class A	$3,133,156	145,150	$1,127,680		52,592		$(5,820,169)	(270,136)	$(1,559,333)	(72,394)
Class B	481	22	734		35		(78,091)	(3,632)	(76,876)	(3,575)
Class C	401,696	18,840	68,191		3,217		(888,487)	(41,706)	(418,600)	(19,649)
Class F-1	567,388	26,330	65,625		3,066		(516,476)	(24,021)	116,537	5,375
Class F-2	2,368,773	110,018	91,594		4,270		(887,804)	(41,288)	1,572,563	73,000
Class F-3[2]	108	5	—		—		—	—	108	5
Class 529-A	97,778	4,535	23,144		1,081		(127,122)	(5,889)	(6,200)	(273)
Class 529-B	100	4	47		2		(5,898)	(273)	(5,751)	(267)
Class 529-C	30,668	1,428	5,237		245		(49,935)	(2,322)	(14,030)	(649)
Class 529-E	4,625	215	928		44		(5,750)	(267)	(197)	(8)
Class 529-F-1	8,682	403	1,019		47		(7,382)	(342)	2,319	108
Class R-1	10,602	495	1,518		71		(18,891)	(882)	(6,771)	(316)
Class R-2	59,836	2,800	6,666		314		(94,763)	(4,438)	(28,261)	(1,324)
Class R-2E	6,867	317	120		6		(889)	(42)	6,098	281
Class R-3	123,334	5,738	16,718		782		(181,155)	(8,413)	(41,103)	(1,893)
Class R-4	144,951	6,716	18,398		859		(150,253)	(6,971)	13,096	604
Class R-5E	25	1	—	[3]	—	[3]	— [3]	— [3]	25	1
Class R-5	77,184	3,578	8,954		417		(51,593)	(2,392)	34,545	1,603
Class R-6	785,171	36,399	84,002		3,913		(209,633)	(9,705)	659,540	30,607
Total net increase (decrease)	$7,821,425	362,994	$1,520,575		70,961		$(9,094,291)	(422,719)	$247,709	11,236

34	The Income Fund of America

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2016

Class A	$5,724,803	278,796	$3,431,843		169,512		$(8,133,956)	(396,067)	$1,022,690	52,241
Class B	2,255	111	8,057		401		(194,331)	(9,516)	(184,019)	(9,004)
Class C	800,596	39,422	245,379		12,275		(1,341,731)	(66,129)	(295,756)	(14,432)
Class F-1	821,628	40,041	193,056		9,559		(840,785)	(41,089)	173,899	8,511
Class F-2	1,606,112	77,658	201,943		9,979		(889,128)	(43,422)	918,927	44,215
Class 529-A	151,646	7,395	70,119		3,470		(214,848)	(10,442)	6,917	423
Class 529-B	258	13	518		26		(12,186)	(595)	(11,410)	(556)
Class 529-C	52,710	2,579	18,243		907		(82,435)	(4,020)	(11,482)	(534)
Class 529-E	7,224	354	2,880		143		(10,002)	(486)	102	11
Class 529-F-1	11,150	543	2,854		141		(12,409)	(602)	1,595	82
Class R-1	20,908	1,025	5,378		267		(34,450)	(1,680)	(8,164)	(388)
Class R-2	118,475	5,829	23,486		1,173		(172,413)	(8,491)	(30,452)	(1,489)
Class R-2E	7,179	360	85		4		(684)	(33)	6,580	331
Class R-3	222,663	10,882	54,725		2,714		(356,500)	(17,385)	(79,112)	(3,789)
Class R-4	228,593	11,123	55,548		2,749		(318,178)	(15,568)	(34,037)	(1,696)
Class R-5E4	10	1	—	[3]	—	[3]	— [3]	— [3]	10	1
Class R-5	116,052	5,661	31,927		1,578		(294,802)	(14,350)	(146,823)	(7,111)
Class R-6	1,464,284	71,448	187,031		9,227		(362,130)	(17,515)	1,289,185	63,160
Total net increase (decrease)	$11,356,546	553,241	$4,533,072		224,125		$(13,270,968)	(647,390)	$2,618,650	129,976

[1]	Includes exchanges between share classes of the fund.
[2]	Class F-3 shares were offered beginning January 27, 2017.
[3]	Amount less than one thousand.
[4]	Class R-5E shares were offered beginning November 20, 2015.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $18,038,166,000 and $16,206,983,000, respectively, during the six months ended January 31, 2017.

The Income Fund of America	35

Financial highlights

		Income (loss) from investment operations[1]
	Net asset			Net gains (losses)
	value,	Net		on securities (both	Total from
	beginning	investment		realized and	investment
	of period	income[2]		unrealized)	operations
Class A:
Six months ended 1/31/2017[4,5]	$21.70	$.31		$.28	$.59
Year ended 7/31/2016	21.31	.66		.76	1.42
Year ended 7/31/2015	21.45	.69		(.04)	.65
Year ended 7/31/2014	19.64	.78		1.69	2.47
Year ended 7/31/2013	17.66	.67		1.99	2.66
Year ended 7/31/2012	16.97	.66		.73	1.39
Class B:
Six months ended 1/31/2017[4,5]	21.59	.25		.25	.50
Year ended 7/31/2016	21.17	.50		.77	1.27
Year ended 7/31/2015	21.30	.53		(.05)	.48
Year ended 7/31/2014	19.50	.61		1.69	2.30
Year ended 7/31/2013	17.53	.53		1.97	2.50
Year ended 7/31/2012	16.85	.53		.71	1.24
Class C:
Six months ended 1/31/2017[4,5]	21.44	.22		.27	.49
Year ended 7/31/2016	21.06	.49		.76	1.25
Year ended 7/31/2015	21.21	.51		(.04)	.47
Year ended 7/31/2014	19.42	.60		1.69	2.29
Year ended 7/31/2013	17.47	.51		1.97	2.48
Year ended 7/31/2012	16.80	.52		.71	1.23
Class F-1:
Six months ended 1/31/2017[4,5]	21.65	.30		.28	.58
Year ended 7/31/2016	21.26	.64		.76	1.40
Year ended 7/31/2015	21.40	.67		(.04)	.63
Year ended 7/31/2014	19.60	.76		1.68	2.44
Year ended 7/31/2013	17.62	.65		2.00	2.65
Year ended 7/31/2012	16.94	.65		.72	1.37
Class F-2:
Six months ended 1/31/2017[4,5]	21.69	.33		.28	.61
Year ended 7/31/2016	21.30	.70		.75	1.45
Year ended 7/31/2015	21.44	.73		(.04)	.69
Year ended 7/31/2014	19.63	.80		1.71	2.51
Year ended 7/31/2013	17.65	.70		1.99	2.69
Year ended 7/31/2012	16.97	.69		.72	1.41
Class F-3:
Period from 1/27/2017 to 1/31/2017[4,5,8]	22.07	—	[9]	(.12)	(.12)

36	The Income Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(.34)	$—	$(.34)	$21.95	2.76%[6]		$74,710		.55%[7]		2.86%[7]
(.66)	(.37)	(1.03)	21.70	7.10		75,437		.56		3.22
(.79)	—	(.79)	21.31	3.01		72,952		.55		3.19
(.66)	—	(.66)	21.45	12.78		71,290		.57		3.76
(.68)	—	(.68)	19.64	15.33		63,968		.58		3.58
(.70)	—	(.70)	17.66	8.45		56,153		.59		3.92

(.23)	—	(.23)	21.86	2.34	[6]	36		1.30	[7]	2.26	[7]
(.48)	(.37)	(.85)	21.59	6.35		112		1.31		2.45
(.61)	—	(.61)	21.17	2.23		301		1.30		2.45
(.50)	—	(.50)	21.30	11.92		601		1.32		2.99
(.53)	—	(.53)	19.50	14.48		818		1.33		2.86
(.56)	—	(.56)	17.53	7.56		1,161		1.34		3.19

(.25)	—	(.25)	21.68	2.34	[6]	5,840		1.34	[7]	2.08	[7]
(.50)	(.37)	(.87)	21.44	6.27		6,196		1.36		2.41
(.62)	—	(.62)	21.06	2.19		6,390		1.35		2.39
(.50)	—	(.50)	21.21	11.91		6,597		1.37		2.95
(.53)	—	(.53)	19.42	14.41		6,389		1.38		2.79
(.56)	—	(.56)	17.47	7.55		6,096		1.38		3.13

(.33)	—	(.33)	21.90	2.73	[6]	4,589		.64	[7]	2.77	[7]
(.64)	(.37)	(1.01)	21.65	7.02		4,421		.65		3.12
(.77)	—	(.77)	21.26	2.94		4,160		.64		3.10
(.64)	—	(.64)	21.40	12.66		3,841		.65		3.71
(.67)	—	(.67)	19.60	15.30		3,554		.65		3.50
(.69)	—	(.69)	17.62	8.35		2,563		.64		3.87

(.36)	—	(.36)	21.94	2.86	[6]	6,735		.38	[7]	2.99	[7]
(.69)	(.37)	(1.06)	21.69	7.28		5,076		.39		3.38
(.83)	—	(.83)	21.30	3.20		4,042		.38		3.35
(.70)	—	(.70)	21.44	12.97		2,975		.40		3.89
(.71)	—	(.71)	19.63	15.53		1,434		.41		3.74
(.73)	—	(.73)	17.65	8.59		1,020		.40		4.09

—	—	—	21.95	(.54)[6]		—	[10]	—	[6,11]	.02	[6]

See page 43 for footnotes.

The Income Fund of America	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset		Net gains (losses)
	value,	Net	on securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class 529-A:
Six months ended 1/31/2017[4,5]	$21.66	$.30	$.28	$.58
Year ended 7/31/2016	21.27	.64	.76	1.40
Year ended 7/31/2015	21.41	.67	(.04)	.63
Year ended 7/31/2014	19.60	.75	1.70	2.45
Year ended 7/31/2013	17.63	.65	1.98	2.63
Year ended 7/31/2012	16.95	.64	.72	1.36
Class 529-B:
Six months ended 1/31/2017[4,5]	21.65	.23	.26	.49
Year ended 7/31/2016	21.23	.48	.76	1.24
Year ended 7/31/2015	21.36	.50	(.05)	.45
Year ended 7/31/2014	19.55	.58	1.70	2.28
Year ended 7/31/2013	17.57	.50	1.99	2.49
Year ended 7/31/2012	16.89	.51	.71	1.22
Class 529-C:
Six months ended 1/31/2017[4,5]	21.57	.22	.28	.50
Year ended 7/31/2016	21.18	.48	.76	1.24
Year ended 7/31/2015	21.33	.50	(.05)	.45
Year ended 7/31/2014	19.53	.59	1.69	2.28
Year ended 7/31/2013	17.56	.50	1.99	2.49
Year ended 7/31/2012	16.89	.51	.71	1.22
Class 529-E:
Six months ended 1/31/2017[4,5]	21.60	.28	.27	.55
Year ended 7/31/2016	21.21	.59	.76	1.35
Year ended 7/31/2015	21.35	.62	(.04)	.58
Year ended 7/31/2014	19.55	.70	1.69	2.39
Year ended 7/31/2013	17.58	.60	1.99	2.59
Year ended 7/31/2012	16.91	.60	.71	1.31
Class 529-F-1:
Six months ended 1/31/2017[4,5]	21.66	.33	.28	.61
Year ended 7/31/2016	21.27	.69	.76	1.45
Year ended 7/31/2015	21.41	.72	(.04)	.68
Year ended 7/31/2014	19.60	.80	1.70	2.50
Year ended 7/31/2013	17.63	.69	1.98	2.67
Year ended 7/31/2012	16.95	.68	.72	1.40
Class R-1:
Six months ended 1/31/2017[4,5]	21.57	.22	.27	.49
Year ended 7/31/2016	21.18	.49	.76	1.25
Year ended 7/31/2015	21.33	.51	(.05)	.46
Year ended 7/31/2014	19.53	.60	1.69	2.29
Year ended 7/31/2013	17.56	.52	1.98	2.50
Year ended 7/31/2012	16.89	.52	.71	1.23

38	The Income Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(.33)	$—	$(.33)	$21.91	2.73%[6]		$1,536	.63%[7]		2.78%[7]
(.64)	(.37)	(1.01)	21.66	7.00		1,525	.66		3.11
(.77)	—	(.77)	21.27	2.92		1,489	.65		3.09
(.64)	—	(.64)	21.41	12.69		1,463	.67		3.66
(.66)	—	(.66)	19.60	15.19		1,298	.68		3.48
(.68)	—	(.68)	17.63	8.30		1,102	.68		3.82

(.21)	—	(.21)	21.93	2.28	[6]	2	1.43	[7]	2.16	[7]
(.45)	(.37)	(.82)	21.65	6.18		8	1.45		2.32
(.58)	—	(.58)	21.23	2.10		20	1.43		2.33
(.47)	—	(.47)	21.36	11.79		34	1.45		2.85
(.51)	—	(.51)	19.55	14.35		45	1.46		2.73
(.54)	—	(.54)	17.57	7.41		58	1.47		3.06

(.25)	—	(.25)	21.82	2.30	[6]	454	1.40	[7]	2.02	[7]
(.48)	(.37)	(.85)	21.57	6.20		463	1.43		2.34
(.60)	—	(.60)	21.18	2.09		466	1.42		2.32
(.48)	—	(.48)	21.33	11.82		470	1.44		2.88
(.52)	—	(.52)	19.53	14.36		420	1.45		2.71
(.55)	—	(.55)	17.56	7.43		370	1.47		3.04

(.31)	—	(.31)	21.84	2.57	[6]	66	.86	[7]	2.55	[7]
(.59)	(.37)	(.96)	21.60	6.76		66	.89		2.88
(.72)	—	(.72)	21.21	2.68		64	.89		2.85
(.59)	—	(.59)	21.35	12.39		65	.91		3.41
(.62)	—	(.62)	19.55	14.95		59	.92		3.24
(.64)	—	(.64)	17.58	7.99		52	.93		3.57

(.36)	—	(.36)	21.91	2.85	[6]	64	.40	[7]	3.01	[7]
(.69)	(.37)	(1.06)	21.66	7.25		61	.43		3.34
(.82)	—	(.82)	21.27	3.16		58	.42		3.31
(.69)	—	(.69)	21.41	12.94		52	.44		3.89
(.70)	—	(.70)	19.60	15.44		44	.45		3.70
(.72)	—	(.72)	17.63	8.53		36	.46		4.04

(.25)	—	(.25)	21.81	2.31	[6]	128	1.39	[7]	2.03	[7]
(.49)	(.37)	(.86)	21.57	6.25		133	1.37		2.40
(.61)	—	(.61)	21.18	2.16		139	1.36		2.38
(.49)	—	(.49)	21.33	11.88		133	1.39		2.93
(.53)	—	(.53)	19.53	14.43		120	1.39		2.78
(.56)	—	(.56)	17.56	7.50		122	1.40		3.11

See page 43 for footnotes.

The Income Fund of America	39

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset		Net gains (losses)
	value,	Net	on securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class R-2:
Six months ended 1/31/2017[4,5]	$21.47	$.22	$.27	$.49
Year ended 7/31/2016	21.09	.49	.75	1.24
Year ended 7/31/2015	21.23	.52	(.04)	.48
Year ended 7/31/2014	19.45	.60	1.68	2.28
Year ended 7/31/2013	17.49	.52	1.98	2.50
Year ended 7/31/2012	16.82	.52	.71	1.23
Class R-2E:
Six months ended 1/31/2017[4,5]	21.66	.24	.29	.53
Year ended 7/31/2016	21.29	.58	.75	1.33
Period from 8/29/2014 to 7/31/2015[4,12]	21.98	.54	(.47)	.07
Class R-3:
Six months ended 1/31/2017[4,5]	21.62	.27	.27	.54
Year ended 7/31/2016	21.23	.59	.75	1.34
Year ended 7/31/2015	21.37	.61	(.04)	.57
Year ended 7/31/2014	19.57	.69	1.69	2.38
Year ended 7/31/2013	17.60	.60	1.98	2.58
Year ended 7/31/2012	16.92	.60	.72	1.32
Class R-4:
Six months ended 1/31/2017[4,5]	21.67	.30	.27	.57
Year ended 7/31/2016	21.27	.65	.76	1.41
Year ended 7/31/2015	21.42	.68	(.06)	.62
Year ended 7/31/2014	19.61	.76	1.70	2.46
Year ended 7/31/2013	17.63	.66	1.99	2.65
Year ended 7/31/2012	16.95	.65	.72	1.37
Class R-5E:
Six months ended 1/31/2017[4,5]	21.69	.29	.30	.59
Period from 11/20/2015 to 7/31/2016[4,14]	21.03	.47	1.07	1.54
Class R-5:
Six months ended 1/31/2017[4,5]	21.70	.33	.29	.62
Year ended 7/31/2016	21.31	.71	.76	1.47
Year ended 7/31/2015	21.45	.74	(.04)	.70
Year ended 7/31/2014	19.64	.82	1.70	2.52
Year ended 7/31/2013	17.66	.71	1.99	2.70
Year ended 7/31/2012	16.97	.70	.73	1.43

40	The Income Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(.25)	$—	$(.25)	$21.71	2.33%[6]		$555		1.41%[7]		2.01%[7]
(.49)	(.37)	(.86)	21.47	6.25		577		1.36		2.41
(.62)	—	(.62)	21.09	2.24		599		1.32		2.42
(.50)	—	(.50)	21.23	11.85		635		1.37		2.95
(.54)	—	(.54)	19.45	14.47		609		1.36		2.80
(.56)	—	(.56)	17.49	7.52		567		1.40		3.11

(.29)	—	(.29)	21.90	2.48	[6]	14		1.11	[7]	2.20	[7]
(.59)	(.37)	(.96)	21.66	6.64		7		1.03		2.86
(.76)	—	(.76)	21.29	.28	[6,13]	—	[10]	.96	[7,13]	2.73	[7,13]

(.30)	—	(.30)	21.86	2.54	[6]	1,189		.96	[7]	2.46	[7]
(.58)	(.37)	(.95)	21.62	6.71		1,217		.92		2.85
(.71)	—	(.71)	21.23	2.65		1,275		.92		2.83
(.58)	—	(.58)	21.37	12.35		1,357		.94		3.38
(.61)	—	(.61)	19.57	14.91		1,323		.94		3.22
(.64)	—	(.64)	17.60	8.01		1,204		.96		3.55

(.33)	—	(.33)	21.91	2.69	[6]	1,215		.64	[7]	2.77	[7]
(.64)	(.37)	(1.01)	21.67	7.07		1,189		.62		3.15
(.77)	—	(.77)	21.27	2.90		1,203		.62		3.12
(.65)	—	(.65)	21.42	12.71		1,192		.64		3.67
(.67)	—	(.67)	19.61	15.29		1,045		.64		3.52
(.69)	—	(.69)	17.63	8.33		880		.65		3.86

(.34)	—	(.34)	21.94	2.78	[6]	—	[10]	.56	[7]	2.70	[7]
(.51)	(.37)	(.88)	21.69	7.70	[6]	—	[10]	.48	[7]	3.30	[7]

(.37)	—	(.37)	21.95	2.89	[6]	557		.33	[7]	3.07	[7]
(.71)	(.37)	(1.08)	21.70	7.34		516		.33		3.46
(.84)	—	(.84)	21.31	3.25		658		.32		3.41
(.71)	—	(.71)	21.45	13.03		567		.34		3.98
(.72)	—	(.72)	19.64	15.60		525		.34		3.83
(.74)	—	(.74)	17.66	8.70		462		.35		4.17

See page 43 for footnotes.

The Income Fund of America	41

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset		Net gains (losses)
	value,	Net	on securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class R-6:
Six months ended 1/31/2017[4,5]	$21.71	$.34	$.28	$.62
Year ended 7/31/2016	21.32	.72	.76	1.48
Year ended 7/31/2015	21.46	.75	(.04)	.71
Year ended 7/31/2014	19.65	.83	1.70	2.53
Year ended 7/31/2013	17.66	.72	2.00	2.72
Year ended 7/31/2012	16.98	.71	.72	1.43

	Six months
	ended
	January 31,	Year ended July 31
Portfolio turnover rate for all share classes[15]	2017[4,5,6]	2016	2015	2014	2013	2012
Including mortgage dollar roll transactions	19%	52%	45%	39%	47%	41%
Excluding mortgage dollar roll transactions	15%	39%	32%	Not available

See Notes to Financial Statements

42	The Income Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income to average net assets[2]

$(.37)	$—	$(.37)	$21.96	2.91%[6]	$5,331	.27%[7]	3.12%[7]
(.72)	(.37)	(1.09)	21.71	7.39	4,606	.28	3.49
(.85)	—	(.85)	21.32	3.30	3,176	.28	3.45
(.72)	—	(.72)	21.46	13.08	2,566	.29	4.03
(.73)	—	(.73)	19.65	15.72	1,631	.29	3.85
(.75)	—	(.75)	17.66	8.69	1,025	.30	4.21

[1]	Based on average shares outstanding.
[2]	For the year ended July 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share would have been lower by $.11; the Class A ratio of expenses to average net assets would have been lower by .01 percentage points; and the Class A ratio of net income to average net assets would have been lower by .51 percentage points. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Class F-3 shares were offered beginning January 27, 2017.
[9]	Amount less than $.01.
[10]	Amount less than $1 million.
[11]	Amount less than .01%.
[12]	Class R-2E shares were offered beginning August 29, 2014.
[13]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[14]	Class R-5E shares were offered beginning November 20, 2015.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

The Income Fund of America	43

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2016, through January 31, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

44	The Income Fund of America

	Beginning account value 8/1/2016	Ending account value 1/31/2017	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$1,027.63	$2.81	.55%
Class A - assumed 5% return	1,000.00	1,022.43	2.80	.55
Class B - actual return	1,000.00	1,023.40	6.63	1.30
Class B - assumed 5% return	1,000.00	1,018.65	6.61	1.30
Class C - actual return	1,000.00	1,023.38	6.83	1.34
Class C - assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class F-1 - actual return	1,000.00	1,027.26	3.27	.64
Class F-1 - assumed 5% return	1,000.00	1,021.98	3.26	.64
Class F-2 - actual return	1,000.00	1,028.61	1.94	.38
Class F-2 - assumed 5% return	1,000.00	1,023.29	1.94	.38
Class F-3 - actual return†	1,000.00	994.55	.02	.22
Class F-3 - assumed 5% return†	1,000.00	1,024.10	1.12	.22
Class 529-A - actual return	1,000.00	1,027.27	3.22	.63
Class 529-A - assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 529-B - actual return	1,000.00	1,022.79	7.29	1.43
Class 529-B - assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class 529-C - actual return	1,000.00	1,022.95	7.14	1.40
Class 529-C - assumed 5% return	1,000.00	1,018.15	7.12	1.40
Class 529-E - actual return	1,000.00	1,025.69	4.39	.86
Class 529-E - assumed 5% return	1,000.00	1,020.87	4.38	.86
Class 529-F-1 - actual return	1,000.00	1,028.50	2.05	.40
Class 529-F-1 - assumed 5% return	1,000.00	1,023.19	2.04	.40
Class R-1 - actual return	1,000.00	1,023.11	7.09	1.39
Class R-1 - assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class R-2 - actual return	1,000.00	1,023.30	7.19	1.41
Class R-2 - assumed 5% return	1,000.00	1,018.10	7.17	1.41
Class R-2E - actual return	1,000.00	1,024.81	5.67	1.11
Class R-2E - assumed 5% return	1,000.00	1,019.61	5.65	1.11
Class R-3 - actual return	1,000.00	1,025.41	4.90	.96
Class R-3 - assumed 5% return	1,000.00	1,020.37	4.89	.96
Class R-4 - actual return	1,000.00	1,026.92	3.27	.64
Class R-4 - assumed 5% return	1,000.00	1,021.98	3.26	.64
Class R-5E - actual return	1,000.00	1,027.85	2.86	.56
Class R-5E - assumed 5% return	1,000.00	1,022.38	2.85	.56
Class R-5 - actual return	1,000.00	1,028.86	1.69	.33
Class R-5 - assumed 5% return	1,000.00	1,023.54	1.68	.33
Class R-6 - actual return	1,000.00	1,029.13	1.38	.27
Class R-6 - assumed 5% return	1,000.00	1,023.84	1.38	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on January 27, 2017. The “assumed 5% return” line is based on 184 days.

The Income Fund of America	45

Approval of Investment Advisory and Service Agreement

The Income Fund of America’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2018. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing current income and, secondarily, growth of capital. They compared the fund’s investment results with those of other funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through June 30, 2016. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Income Funds Index, the Lipper Equity Income Funds Index, Standard & Poor’s 500 Composite Index and the Bloomberg Barclays U.S. Aggregate Index. They noted that the investment results of the fund generally compared favorably to those of these indexes for the lifetime, 20-year, 10-year and five-year periods except the S&P 500 Index and the Lipper Index for the

46	The Income Fund of America

five-year period. They also noted that the volatility of the fund’s monthly returns for such periods was lower than that of the S&P 500 Index and the Lipper Index, although greater than the other indexes. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Income Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost-allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain

The Income Fund of America	47

qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

48	The Income Fund of America

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The Income Fund of America	49

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50	The Income Fund of America

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The Income Fund of America	51

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	The Income Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete January 31, 2017, portfolio of The Income Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Income Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2017 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Income Fund of America®
Investment portfolio
January 31, 2017
unaudited
Common stocks 71.28% Industrials 10.61%	Shares	Value (000)
General Electric Co.	72,451,053	$2,151,796
Lockheed Martin Corp.	7,624,400	1,916,240
Boeing Co.	7,175,000	1,172,539
BAE Systems PLC	130,916,776	958,515
Norfolk Southern Corp.	5,000,000	587,300
Waste Management, Inc.	7,886,128	548,086
Ryanair Holdings PLC (ADR)[1]	6,452,401	539,808
Caterpillar Inc.	5,240,000	501,258
Hubbell Inc.[2]	3,430,000	418,734
PACCAR Inc	6,220,500	418,702
KONE Oyj, Class B	9,223,000	417,166
Cummins Inc.	2,650,000	389,577
Edenred SA	12,231,900	266,265
Macquarie Infrastructure Corp.	3,170,000	237,718
Sandvik AB	7,408,000	99,935
Abertis Infraestructuras, SA, Class A, non-registered shares	6,901,362	98,676
R.R. Donnelley & Sons Co.[2]	3,893,927	66,781
Geberit AG	127,000	54,109
Douglas Dynamics, Inc.[2]	1,444,000	48,807
LSC Communications, Inc.	705,140	18,489
Fastenal Co.	300,000	14,904
CEVA Group PLC[1,2,3,4]	35,229	6,165
Atrium Corp.[1,3,5]	1,807	2
		10,931,572
Information technology 9.42%
Microsoft Corp.	51,193,209	3,309,641
Intel Corp.	54,217,100	1,996,274
Taiwan Semiconductor Manufacturing Co., Ltd.[3]	181,623,000	1,080,198
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,836,470	118,586
Analog Devices, Inc.	12,633,724	946,771
Texas Instruments Inc.	11,573,000	874,224
International Business Machines Corp.	2,186,100	381,518
Maxim Integrated Products, Inc.	7,046,000	313,406
Paychex, Inc.	4,419,800	266,470
Linear Technology Corp.	2,700,000	170,451
Vanguard International Semiconductor Corp.[3]	77,068,000	139,030
Quanta Computer Inc.[3]	33,916,655	69,216
Corporate Risk Holdings I, Inc.[1,2,3]	2,205,215	25,140
Corporate Risk Holdings Corp.[1,2,3]	11,149	—
Versum Materials, Inc.[1]	661,943	18,501
		9,709,426
Consumer staples 7.92%
Procter & Gamble Co.	20,176,700	1,767,479
Coca-Cola Co.	25,191,000	1,047,190
Altria Group, Inc.	14,436,900	1,027,618
The Income Fund of America — Page 1 of 38

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Reynolds American Inc.	16,693,668	$1,003,790
Philip Morris International Inc.	9,303,607	894,356
British American Tobacco PLC	13,117,000	808,476
Kellogg Co.	6,050,000	439,895
Nestlé SA	5,767,217	421,373
Hershey Co.	3,000,000	316,410
Kraft Heinz Co.	2,278,000	203,403
Sysco Corp.	2,285,000	119,871
General Mills, Inc.	1,750,000	109,340
		8,159,201
Financials 7.14%
JPMorgan Chase & Co.	23,391,165	1,979,594
Wells Fargo & Co.	26,969,805	1,519,209
CME Group Inc., Class A	10,140,400	1,227,800
National Australia Bank Ltd.	21,460,000	493,629
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	76,813,000	450,723
Toronto-Dominion Bank (CAD denominated)	8,480,000	439,298
PacWest Bancorp	5,868,000	325,087
BlackRock, Inc.	600,000	224,388
Umpqua Holdings Corp.	10,543,206	193,046
Apollo Global Management, LLC, Class A	5,479,700	116,389
Redwood Trust, Inc.[2]	5,444,717	84,393
Svenska Handelsbanken AB, Class A	5,236,729	78,188
AXA SA	2,685,000	65,853
T. Rowe Price Group, Inc.	960,000	64,742
Prudential PLC	2,970,000	57,240
Aozora Bank, Ltd.	8,673,000	31,647
		7,351,226
Energy 6.87%
Spectra Energy Corp	32,425,000	1,350,501
Royal Dutch Shell PLC, Class B (ADR)	11,698,000	672,284
Royal Dutch Shell PLC, Class B	22,202,147	624,661
Royal Dutch Shell PLC, Class A	1,232,485	33,296
Royal Dutch Shell PLC, Class A (ADR)	93,410	5,081
Chevron Corp.	11,623,000	1,294,221
BP PLC	179,819,900	1,069,650
Schlumberger Ltd.	5,980,500	500,628
ConocoPhillips	9,450,000	460,782
Enbridge Inc. (CAD denominated)	5,746,614	244,659
Enbridge Inc.	100,450	4,279
Exxon Mobil Corp.	2,670,000	223,986
Helmerich & Payne, Inc.	2,879,000	204,870
Keyera Corp.	5,190,000	152,360
Pembina Pipeline Corp.	3,680,289	114,177
Coal India Ltd.	17,000,000	77,477
Ascent Resources - Utica, LLC, Class A1,3	110,214,618	24,688
Peyto Exploration & Development Corp.	810,000	17,629
Southwestern Energy Co.[1]	528,225	4,759
		7,079,988
The Income Fund of America — Page 2 of 38

unaudited
Common stocks Health care 6.08%	Shares	Value (000)
Merck & Co., Inc.	46,370,159	$2,874,486
GlaxoSmithKline PLC	63,811,000	1,226,590
AstraZeneca PLC	13,399,159	706,947
Bristol-Myers Squibb Co.	13,763,500	676,614
Pfizer Inc.	17,831,257	565,786
Sanofi	1,460,000	117,401
Eli Lilly and Co.	1,174,000	90,433
Rotech Healthcare Inc.[1,2,3]	543,172	4,378
		6,262,635
Consumer discretionary 5.17%
McDonald’s Corp.	13,798,965	1,691,339
General Motors Co.	16,877,712	617,893
Target Corp.	9,450,000	609,336
Home Depot, Inc.	3,710,000	510,422
ProSiebenSat.1 Media SE	9,835,000	417,031
Las Vegas Sands Corp.	5,750,000	302,335
Hasbro, Inc.	3,516,373	290,136
Nokian Renkaat Oyj[2]	7,240,161	271,363
Marriott International, Inc., Class A	2,120,000	179,352
Charter Communications, Inc., Class A1	433,120	140,309
Sands China Ltd.	26,953,800	119,850
Taylor Wimpey plc	42,915,000	90,213
SES SA, Class A (FDR)	2,870,000	55,798
Pearson PLC	3,573,236	27,825
Adelphia Recovery Trust, Series ACC-1[1,3]	9,913,675	8
		5,323,210
Materials 4.58%
E.I. du Pont de Nemours and Co.	14,953,953	1,129,024
Dow Chemical Co.	11,804,900	703,926
WestRock Co.[2]	13,184,832	703,543
LyondellBasell Industries NV	6,880,000	641,698
BASF SE	5,000,000	481,025
Boral Ltd.[2]	72,364,400	319,408
Air Products and Chemicals, Inc.	2,048,886	286,352
Rio Tinto PLC	6,142,000	269,737
Amcor Ltd.	7,785,000	84,429
Praxair, Inc.	397,300	47,056
Potash Corp. of Saskatchewan Inc.	2,000,000	37,200
Warrior Met Coal, LLC, Class B1,3,5	30,461	9,138
Warrior Met Coal, LLC, Class A1,3,5	10,285	3,086
		4,715,622
Real estate 3.73%
Crown Castle International Corp. REIT	10,836,000	951,726
Digital Realty Trust, Inc. REIT	7,885,000	848,663
Iron Mountain Inc. REIT[2]	13,811,680	494,458
Lamar Advertising Co. REIT, Class A	5,383,322	406,548
Public Storage REIT	1,818,000	390,870
OUTFRONT Media Inc. REIT[2]	9,064,824	248,648
Simon Property Group, Inc. REIT	970,100	178,275
Prologis, Inc. REIT	2,860,000	139,711
Link REIT	19,651,812	134,619
The Income Fund of America — Page 3 of 38

unaudited
Common stocks Real estate (continued)	Shares	Value (000)
Fibra Uno Administración, SA de CV REIT	30,266,800	$43,281
Macquarie Mexican REIT	3,816,839	3,758
		3,840,557
Telecommunication services 3.34%
Verizon Communications Inc.	34,285,921	1,680,353
Telstra Corp. Ltd.	134,400,000	509,645
AT&T Inc.	10,670,000	449,847
Vodafone Group PLC	97,600,000	238,625
Vodafone Group PLC (ADR)	1,000,000	24,900
NTT DoCoMo, Inc.	8,090,000	193,921
Deutsche Telekom AG	11,025,000	192,328
TalkTalk Telecom Group PLC[2]	58,421,891	115,019
Mobile TeleSystems PJSC (ADR)	2,270,000	23,767
NII Holdings, Inc.[1,2]	5,194,089	14,673
		3,443,078
Utilities 2.56%
Power Assets Holdings Ltd.	82,093,500	788,781
Dominion Resources, Inc.	7,335,000	559,514
DTE Energy Co.	3,500,000	345,240
Duke Energy Corp.	3,999,999	314,160
EDP - Energias de Portugal, SA	68,246,105	198,029
National Grid PLC	11,600,000	135,377
SSE PLC	6,627,751	124,149
PG&E Corp.	983,607	60,875
Enel SPA	14,584,600	60,835
Cheung Kong Infrastructure Holdings Ltd.	6,033,000	48,636
		2,635,596
Miscellaneous 3.86%
Other common stocks in initial period of acquisition		3,977,453
Total common stocks (cost: $54,918,262,000)		73,429,564
Preferred securities 0.41% Financials 0.33%
Citigroup Inc., Series K, depositary shares	2,261,729	62,899
Citigroup Inc. 7.257% preferred	2,368,637	61,158
U.S. Bancorp, Series G, noncumulative convertible preferred	2,270,400	57,691
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	2,000,000	56,720
HSBC Holdings PLC, Series 2, 8.00%	1,505,000	39,220
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	1,263,198	32,805
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	1,200,000	30,732
		341,225
Real estate 0.08%
Vornado Realty Trust REIT, Series I, 6.625%	3,380,000	85,954
Total preferred securities (cost: $408,715,000)		427,179
The Income Fund of America — Page 4 of 38

unaudited
Rights & warrants 0.00% Utilities 0.00%	Shares	Value (000)
Vistra Energy Corp.[1,3,5,6]	485,782	$607
Energy 0.00%
Gener8 Maritime, Inc., warrants, expire 2017[1,3,5]	8,514	—
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		—
Total rights & warrants (cost: $2,948,000)		607
Convertible stocks 0.67% Real estate 0.19%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	1,375,000	138,641
American Tower Corp., Series A, convertible preferred	600,000	61,206
		199,847
Telecommunication services 0.14%
Frontier Communications Corp., Series A, convertible preferred	1,925,000	140,737
Industrials 0.10%
Arconic Inc., Class B, Series 1, cummulative convertible preferred 2017	2,500,000	91,675
CEVA Group PLC, Series A-1, 4.022% convertible preferred[1,2,3,4,7]	29,937	10,478
CEVA Group PLC, Series A-2, 3.022% convertible preferred[1,2,3,4,7]	13,633	3,067
		105,220
Energy 0.05%
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	2,060,000	45,588
Consumer staples 0.03%
Bunge Ltd. 4.875% convertible preferred	322,700	32,270
Miscellaneous 0.16%
Other convertible stocks in initial period of acquisition		166,524
Total convertible stocks (cost: $855,602,000)		690,186
Convertible bonds 0.77% Financials 0.73%	Principal amount (000)
Goldman Sachs, Equity Linked Notes (Weyerhaeuser Co.), 4.55% 2017	$ 6,625	205,605
Barclays PLC, Equity Linked Notes (Weyerhaeuser Co.), 5.12% 2017	7,159	221,169
Goldman Sachs, Equity Linked Notes (Costco Wholesale Corp.), 3.64% 2017	1,112	177,354
Goldman Sachs, Equity Linked Notes (Weyerhaeuser Co.), 4.99% 2018	4,186	129,828
Lloyds Banking Group PLC, convertible notes, 7.50% 2049	21,200	22,044
		756,000
Consumer discretionary 0.01%
DISH DBS Corp. 3.375% 2026[5]	10,725	12,582
The Income Fund of America — Page 5 of 38

unaudited
Convertible bonds Energy 0.01%	Principal amount (000)	Value (000)
American Energy (Permian Basin), convertible notes, 8.00% 2022[5,8]	$19,676	$6,591
Miscellaneous 0.02%
Other convertible bonds in initial period of acquisition		17,164
Total convertible bonds (cost: $775,122,000)		792,337
Bonds, notes & other debt instruments 21.79% Corporate bonds & notes 14.31% Energy 2.24%
American Energy (Marcellus), Term Loan A, 8.50% 2021[7,9,10]	29,601	4,607
American Energy (Marcellus), Term Loan B, 5.25% 2020[7,9,10]	30,600	18,819
American Energy (Permian Basin), 7.381% 2019[5,7]	10,000	8,600
American Energy (Permian Basin) 7.125% 2020[5]	33,860	28,950
American Energy (Permian Basin) 7.375% 2021[5]	11,835	10,178
Anadarko Petroleum Corp. 5.55% 2026	15,605	17,585
Anadarko Petroleum Corp. 6.45% 2036	1,095	1,323
Anadarko Petroleum Corp. 6.60% 2046	3,620	4,554
Antero Resources Corp. 5.375% 2024[5]	2,950	3,031
Antero Resources Corp. 5.00% 2025[5]	7,500	7,369
APT Pipelines Ltd. 4.20% 2025[5]	11,000	11,061
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[5]	9,810	10,106
Boardwalk Pipeline Partners 3.375% 2023	2,160	2,116
Canadian Natural Resources Ltd. 5.70% 2017	7,350	7,437
Canadian Natural Resources Ltd. 3.80% 2024	1,440	1,449
Canadian Natural Resources Ltd. 6.50% 2037	1,000	1,171
Cenovus Energy Inc. 3.00% 2022	5,970	5,825
Cenovus Energy Inc. 3.80% 2023	19,005	18,930
Cheniere Energy, Inc. 7.00% 2024[5]	7,260	8,140
Cheniere Energy, Inc. 5.875% 2025[5]	7,600	8,065
Chesapeake Energy Corp. 4.272% 2019[7]	27,450	27,519
Chesapeake Energy Corp. 4.875% 2022	18,385	17,236
Chesapeake Energy Corp. 8.00% 2022[5]	8,165	8,747
Chesapeake Energy Corp. 8.00% 2025[5]	13,575	14,016
Chesapeake Energy Corp., Term Loan, 8.50% 2021[7,9,10]	15,150	16,603
Chevron Corp. 1.561% 2019	1,850	1,847
Concho Resources Inc. 5.50% 2023	7,000	7,297
ConocoPhillips 4.20% 2021	6,520	6,909
ConocoPhillips 4.95% 2026	4,025	4,428
ConocoPhillips 5.95% 2046	10,035	12,352
CONSOL Energy Inc. 5.875% 2022	56,200	54,654
DCP Midstream Operating LP 4.95% 2022	13,815	14,402
Denbury Resources Inc. 9.00% 2021[5]	4,000	4,390
Devon Energy Corp. 5.00% 2045	8,575	8,632
Diamond Offshore Drilling, Inc. 4.875% 2043	43,845	32,226
Ecopetrol SA 5.875% 2023	2,820	3,027
Ecopetrol SA 5.375% 2026	3,885	3,895
Ecopetrol SA 5.875% 2045	1,055	938
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	5,000	5,389
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	31,290
Enbridge Energy Partners, LP 9.875% 2019	10,500	12,108
Enbridge Energy Partners, LP 4.375% 2020	16,770	17,726
Enbridge Energy Partners, LP 5.875% 2025	20,800	23,211
The Income Fund of America — Page 6 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP 5.50% 2040	$1,200	$1,193
Enbridge Energy Partners, LP 7.375% 2045	32,885	40,743
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	5,497
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,276
Enbridge Inc. 5.60% 2017	20,067	20,214
Enbridge Inc. 4.00% 2023	22,395	23,058
Enbridge Inc. 3.50% 2024	515	509
Enbridge Inc. 4.25% 2026	4,790	4,939
Enbridge Inc. 5.50% 2046	6,815	7,395
Energy Transfer Partners, LP 4.15% 2020	5,000	5,230
Energy Transfer Partners, LP 7.50% 2020	9,250	10,383
Energy Transfer Partners, LP 5.875% 2024	11,800	12,655
Energy Transfer Partners, LP 4.75% 2026	2,500	2,604
Energy Transfer Partners, LP 4.20% 2027	1,660	1,650
Energy Transfer Partners, LP 5.50% 2027	16,580	17,243
Energy Transfer Partners, LP 6.125% 2045	11,010	12,048
Energy Transfer Partners, LP 5.30% 2047	1,985	1,961
EnLink Midstream Partners, LP 2.70% 2019	1,660	1,668
EnLink Midstream Partners, LP 4.40% 2024	4,410	4,431
EnLink Midstream Partners, LP 4.15% 2025	11,760	11,576
EnLink Midstream Partners, LP 5.05% 2045	9,810	9,053
Ensco PLC 5.20% 2025	11,300	10,339
Ensco PLC 5.75% 2044	22,295	18,003
Enterprise Products Operating LLC 5.20% 2020	3,910	4,273
Enterprise Products Operating LLC 2.85% 2021	4,805	4,848
EOG Resources, Inc. 4.15% 2026	3,830	4,016
EP Energy Corp. 6.375% 2023	7,495	6,577
Extraction Oil & Gas Holdings LLC 7.875% 2021[5]	2,900	3,118
Genesis Energy, LP 6.75% 2022	13,675	14,530
Halliburton Co. 3.80% 2025	10,395	10,591
Halliburton Co. 5.00% 2045	1,860	1,999
Jupiter Resources Inc. 8.50% 2022[5]	20,625	18,356
Kinder Morgan Energy Partners, LP 2.65% 2019	1,890	1,907
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	1,877
Kinder Morgan Energy Partners, LP 4.15% 2022	12,145	12,583
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	7,482
Kinder Morgan Energy Partners, LP 3.50% 2023	1,015	1,014
Kinder Morgan Energy Partners, LP 4.25% 2024	5,555	5,692
Kinder Morgan Energy Partners, LP 6.95% 2038	460	546
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	19,615
Kinder Morgan Energy Partners, LP 5.40% 2044	9,660	10,058
Kinder Morgan Energy Partners, LP 5.50% 2044	6,786	7,018
Kinder Morgan Finance Co. 5.05% 2046	4,155	4,146
Kinder Morgan, Inc. 3.05% 2019	8,070	8,213
Kinder Morgan, Inc. 4.30% 2025	15,855	16,325
Kinder Morgan, Inc. 5.55% 2045	6,160	6,526
NGL Energy Partners LP 5.125% 2019	18,715	18,809
NGL Energy Partners LP 6.875% 2021	27,425	28,385
NGL Energy Partners LP 7.50% 2023[5]	50	53
NGPL PipeCo LLC 7.119% 2017[5]	59,720	61,810
NGPL PipeCo LLC 9.625% 2019[5]	71,250	74,812
Noble Corp. PLC 5.25% 2018	7,555	7,631
Noble Corp. PLC 7.75% 2024	5,000	4,981
Noble Corp. PLC 7.20% 2025	28,105	27,964
The Income Fund of America — Page 7 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Noble Corp. PLC 8.20% 2045	$26,305	$24,497
Oasis Petroleum Inc. 6.875% 2022	3,650	3,759
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[5,10]	1,330	622
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[5,10]	4,093	1,391
Parsley Energy, Inc. 6.25% 2024[5]	3,050	3,290
Parsley Energy, Inc. 5.375% 2025[5]	6,950	7,158
PDC Energy Inc. 7.75% 2022	43,300	46,169
Petrobras Global Finance Co. 6.85% 2115	2,775	2,338
Petrobras International Finance Co. 5.75% 2020	6,535	6,823
Petrobras International Finance Co. 5.375% 2021	28,655	28,942
Petróleos Mexicanos 3.50% 2018	14,280	14,454
Petróleos Mexicanos 5.50% 2019	13,925	14,600
Petróleos Mexicanos 6.375% 2021	15,935	17,077
Petróleos Mexicanos 5.375% 2022[5]	2,510	2,565
Petróleos Mexicanos 3.50% 2023	11,000	10,202
Petróleos Mexicanos 4.50% 2026	5,225	4,759
Petróleos Mexicanos 6.875% 2026	8,550	9,074
Petróleos Mexicanos 6.50% 2027[5]	3,830	3,947
Petróleos Mexicanos 5.625% 2046	7,290	6,097
Petróleos Mexicanos 6.75% 2047	5,540	5,242
Phillips 66 Partners LP 3.605% 2025	1,640	1,621
Phillips 66 Partners LP 3.55% 2026	745	725
Phillips 66 Partners LP 4.68% 2045	245	231
Phillips 66 Partners LP 4.90% 2046	6,315	6,204
Pioneer Natural Resources Co. 3.45% 2021	7,015	7,203
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[5,10]	6,143	5,990
Range Resources Corp. 4.875% 2025	20,650	20,200
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5,10]	13,318	14,038
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,445
Ras Laffan Liquefied Natural Gas III 6.75% 2019[5]	1,000	1,111
Ras Laffan Liquefied Natural Gas III 5.838% 2027[5,10]	10,325	11,648
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	14,855	15,326
Regency Energy Partners LP and Regency Energy Finance Corp. 5.00% 2022	35	38
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	10,875	11,369
Rice Energy Inc. 6.25% 2022	16,125	16,810
Rice Energy Inc. 7.25% 2023	1,350	1,455
Rowan Companies Inc. 7.375% 2025	3,650	3,823
Royal Dutch Shell PLC 1.75% 2021	9,560	9,292
Royal Dutch Shell PLC 2.50% 2026	400	373
Royal Dutch Shell PLC 3.75% 2046	2,900	2,686
Sabine Pass Liquefaction, LLC 5.625% 2021	42,125	45,811
Sabine Pass Liquefaction, LLC 6.25% 2022	7,000	7,840
Sabine Pass Liquefaction, LLC 5.625% 2023	14,500	15,805
Sabine Pass Liquefaction, LLC 5.75% 2024	8,860	9,691
Sabine Pass Liquefaction, LLC 5.625% 2025	27,765	30,264
Sabine Pass Liquefaction, LLC 5.00% 2027[5]	20,010	21,036
Schlumberger BV 3.00% 2020[5]	6,645	6,792
Schlumberger BV 3.625% 2022[5]	7,065	7,342
Schlumberger BV 4.00% 2025[5]	8,575	8,973
Seven Generations Energy Ltd. 6.75% 2023[5]	15,485	16,646
Shell International Finance BV 1.875% 2021	20,205	19,811
Shell International Finance BV 2.875% 2026	4,635	4,453
SM Energy Co. 5.625% 2025	18,250	17,976
SM Energy Co. 6.75% 2026	2,625	2,743
The Income Fund of America — Page 8 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Southwestern Energy Co. 4.10% 2022	$33,270	$31,024
Southwestern Energy Co. 6.70% 2025	44,150	44,481
Spectra Energy Partners, LP 4.75% 2024	3,250	3,470
Spectra Energy Partners, LP 3.375% 2026	1,030	991
Spectra Energy Partners, LP 4.50% 2045	1,280	1,231
Statoil ASA 3.125% 2017	10,000	10,105
Statoil ASA 2.75% 2021	3,085	3,113
Statoil ASA 3.25% 2024	850	860
Statoil ASA 4.25% 2041	3,000	3,040
Sunoco LP 6.25% 2021	35,305	36,287
Targa Resources Corp. 4.125% 2019	40,955	41,774
Targa Resources Corp. 5.125% 2025[5]	4,100	4,259
Targa Resources Partners LP 6.75% 2024	11,255	12,352
Targa Resources Partners LP 5.375% 2027[5]	4,100	4,269
TC PipeLines, LP 4.375% 2025	5,135	5,210
Teekay Corp. 8.50% 2020	69,741	69,044
Tesoro Corp. 4.75% 2023[5]	2,600	2,681
Tesoro Corp. 5.125% 2026[5]	9,400	9,835
Tesoro Logistics LP 5.50% 2019	16,200	17,273
Tesoro Logistics LP 6.125% 2021	1,080	1,133
Tesoro Logistics LP 6.25% 2022	7,900	8,453
Tesoro Logistics LP 6.375% 2024	1,220	1,331
Tesoro Logistics LP 5.25% 2025	6,725	7,036
TransCanada PipeLines Ltd. 7.625% 2039	10,750	15,454
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	27,495	25,364
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	1,680	1,726
Transocean Inc. 8.125% 2021	20,000	20,800
Transocean Inc. 9.00% 2023[5]	5,875	6,283
Valero Energy Partners LP 4.375% 2026	2,400	2,434
Weatherford International PLC 7.75% 2021	4,725	4,896
Weatherford International PLC 4.50% 2022	15,280	13,676
Weatherford International PLC 8.25% 2023	23,725	24,259
Weatherford International PLC 9.875% 2024[5]	9,775	10,581
Weatherford International PLC 7.00% 2038	2,625	2,284
Weatherford International PLC 6.75% 2040	72,630	61,191
Western Gas Partners LP 2.60% 2018	1,150	1,157
Western Gas Partners LP 3.95% 2025	3,045	3,035
Western Gas Partners LP 4.65% 2026	2,610	2,713
Whiting Petroleum Corp. 6.50% 2018	2,410	2,410
Williams Companies, Inc. 3.70% 2023	20,055	19,814
Williams Partners LP 5.25% 2020	1,960	2,125
Williams Partners LP 4.00% 2021	2,900	2,988
Williams Partners LP 4.30% 2024	3,190	3,290
Williams Partners LP 3.90% 2025	11,775	11,762
Williams Partners LP 4.00% 2025	11,705	11,800
Williams Partners LP 4.90% 2045	3,260	3,152
Williams Partners LP 5.10% 2045	8,580	8,567
Woodside Finance Ltd. 4.60% 2021[5]	18,935	20,015
WPX Energy Inc. 6.00% 2022	7,800	8,151
		2,305,537
The Income Fund of America — Page 9 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary 2.03%	Principal amount (000)	Value (000)
21st Century Fox America, Inc. 4.95% 2045	$415	$421
Adient Global Holdings Ltd. 4.875% 2026[5]	2,030	1,998
Amazon.com, Inc. 4.80% 2034	12,000	13,365
American Honda Finance Corp. 1.20% 2019	11,000	10,820
American Honda Finance Corp. 2.25% 2019	8,500	8,567
American Honda Finance Corp. 1.65% 2021	8,850	8,546
Bayerische Motoren Werke AG 2.00% 2021[5]	2,000	1,961
Bayerische Motoren Werke AG 2.25% 2023[5]	1,000	961
Boyd Gaming Corp. 6.875% 2023	16,125	17,375
Burger King Corp. 4.625% 2022[5]	9,000	9,259
Burger King Corp. 6.00% 2022[5]	26,025	27,164
Cablevision Systems Corp. 7.75% 2018	20,800	21,944
Cablevision Systems Corp. 8.00% 2020	20,000	22,154
Cablevision Systems Corp. 6.75% 2021	24,749	26,939
Cablevision Systems Corp. 5.50% 2027[5]	7,850	7,978
Carnival Corp. 3.95% 2020	11,290	11,919
CBS Corp. 1.95% 2017	5,000	5,011
CBS Outdoor Americas Inc. 5.25% 2022[2]	28,750	29,864
CBS Outdoor Americas Inc. 5.625% 2024[2]	3,396	3,557
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	11,045	11,323
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	9,715	10,168
CCO Holdings LLC and CCO Holdings Capital Corp. 6.625% 2022	1,400	1,451
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[5]	4,025	4,316
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	32,510	34,146
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[5]	14,350	15,068
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[5]	68,675	72,946
CCO Holdings LLC and CCO Holdings Capital Corp. 6.384% 2035	5,750	6,502
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	4,475	5,105
Cengage Learning Acquisitions, Inc., Term Loan B, 5.25% 2023[7,9,10]	19,172	17,892
Cengage Learning Acquisitions, Inc. 9.50% 2024[5]	5,250	4,489
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	72,260	72,712
Comcast Corp. 3.00% 2024	10,500	10,396
Comcast Corp. 2.35% 2027	5,220	4,748
Comcast Corp. 3.30% 2027	1,500	1,479
Comcast Corp. 6.45% 2037	25,000	31,796
Comcast Corp. 4.75% 2044	9,855	10,479
Cumulus Media Holdings Inc. 7.75% 2019	34,160	14,091
Cumulus Media Inc., Term Loan B, 4.25% 2020[7,9,10]	10,624	7,028
DaimlerChrysler North America Holding Corp. 1.375% 2017[5]	8,585	8,582
DaimlerChrysler North America Holding Corp. 1.50% 2019[5]	11,000	10,851
DaimlerChrysler North America Holding Corp. 2.25% 2019[5]	14,000	14,018
DaimlerChrysler North America Holding Corp. 2.25% 2020[5]	10,660	10,632
DaimlerChrysler North America Holding Corp. 2.00% 2021[5]	9,725	9,428
DaimlerChrysler North America Holding Corp. 3.30% 2025[5]	2,000	1,995
DaimlerChrysler North America Holding Corp. 3.45% 2027[5]	2,735	2,729
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	3,015
Delta 2 (Formula One), Term Loan B, 8.068% 2022[7,9,10]	9,275	9,352
DISH DBS Corp. 4.625% 2017	23,825	24,182
DISH DBS Corp. 4.25% 2018	16,575	16,948
DISH DBS Corp. 7.875% 2019	1,425	1,573
Dollar Tree Inc. 5.25% 2020	4,025	4,141
Dollar Tree Inc. 5.75% 2023	16,550	17,568
Federated Department Stores, Inc. 6.90% 2029	7,925	8,638
Ford Motor Co. 4.346% 2026	2,000	2,010
The Income Fund of America — Page 10 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Co. 5.291% 2046	$5,000	$4,991
Ford Motor Credit Co. 2.145% 2018	8,170	8,197
Ford Motor Credit Co. 2.375% 2018	10,905	10,968
Ford Motor Credit Co. 2.597% 2019	7,270	7,278
Ford Motor Credit Co. 2.943% 2019	9,000	9,113
Ford Motor Credit Co. 3.157% 2020	10,000	10,080
Ford Motor Credit Co. 3.219% 2022	16,000	15,930
Ford Motor Credit Co. 4.375% 2023	8,850	9,184
Ford Motor Credit Co. 3.664% 2024	7,000	6,861
Ford Motor Credit Co. 4.134% 2025	5,000	5,003
Gannett Co., Inc. 5.125% 2019	7,925	8,133
Gannett Co., Inc. 4.875% 2021[5]	2,315	2,379
Gannett Co., Inc. 5.50% 2024[5]	2,955	3,002
General Motors Co. 4.00% 2025	5,740	5,669
General Motors Co. 6.60% 2036	13,260	15,335
General Motors Co. 5.20% 2045	8,000	7,850
General Motors Co. 6.75% 2046	13,230	15,652
General Motors Financial Co. 6.75% 2018	2,760	2,928
General Motors Financial Co. 2.35% 2019	18,500	18,344
General Motors Financial Co. 3.50% 2019	8,795	8,984
General Motors Financial Co. 3.70% 2020	2,725	2,791
General Motors Financial Co. 3.20% 2021	10,250	10,211
General Motors Financial Co. 4.375% 2021	21,275	22,197
General Motors Financial Co. 3.45% 2022	33,990	33,968
General Motors Financial Co. 3.45% 2022	3,000	3,000
General Motors Financial Co. 4.00% 2026	8,116	7,879
Hilton Worldwide Finance LLC 5.625% 2021	9,565	9,851
Hilton Worldwide Holdings Inc. 4.25% 2024[5]	5,150	5,079
Hilton Worldwide, Term Loan B, 3.50% 2020[7,9,10]	972	981
Hilton Worldwide, Term Loan B, 3.271% 2023[7,9,10]	13,217	13,368
Home Depot, Inc. 2.125% 2026	5,000	4,598
Home Depot, Inc. 5.95% 2041	12,500	15,868
Hyundai Capital America 2.00% 2019[5]	5,070	5,025
Hyundai Capital America 2.60% 2020[5]	2,250	2,244
Hyundai Capital America 3.00% 2020[5]	2,000	2,009
Hyundai Capital America 2.45% 2021[5]	14,000	13,657
iHeartCommunications, Inc. 9.00% 2019	27,760	23,336
iHeartCommunications, Inc. 10.625% 2023	10,020	7,941
iHeartCommunications, Inc., Term Loan D, 7.528% 2019[7,9,10]	6,900	5,801
International Game Technology 6.25% 2022[5]	14,000	14,989
Limited Brands, Inc. 8.50% 2019	16,105	18,214
Limited Brands, Inc. 7.00% 2020	21,271	23,558
Limited Brands, Inc. 6.625% 2021	23,754	26,189
Limited Brands, Inc. 6.875% 2035	24,450	23,961
McClatchy Co. 9.00% 2022	10,550	11,289
McDonald’s Corp. 3.70% 2026	1,355	1,377
McDonald’s Corp. 4.875% 2045	2,165	2,309
McGraw-Hill Global Education Holdings, LLC, Term Loan B, 5.00% 2022[7,9,10]	12,870	12,382
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	17,225	17,742
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	7,775	8,079
MGM Resorts International 6.75% 2020	7,350	8,159
MGM Resorts International 7.75% 2022	17,000	19,842
Michaels Stores, Inc. 5.875% 2020[5]	14,125	14,531
Myriad International Holdings 6.375% 2017[5]	12,500	12,761
The Income Fund of America — Page 11 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Myriad International Holdings 6.375% 2017	$2,500	$2,552
Myriad International Holdings 6.00% 2020[5]	45,655	49,517
Myriad International Holdings 6.00% 2020	25,705	27,879
Myriad International Holdings 5.50% 2025	6,140	6,279
NBC Universal Enterprise, Inc. 1.707% 2018[5,7]	8,625	8,685
NBC Universal Enterprise, Inc. 5.25% 2049[5]	37,105	38,960
Needle Merger Sub Corp. 8.125% 2019[5]	13,363	13,363
Neiman Marcus Group LTD Inc. 8.00% 2021[5]	34,355	21,472
Neiman Marcus Group LTD Inc. 8.75% 2021[5,8]	14,555	8,551
Neiman Marcus, Term Loan B, 4.25% 2020[7,9,10]	36,333	30,277
Newell Rubbermaid Inc. 2.60% 2019	6,450	6,533
Newell Rubbermaid Inc. 3.15% 2021	22,180	22,535
Newell Rubbermaid Inc. 3.85% 2023	11,335	11,699
Newell Rubbermaid Inc. 4.20% 2026	15,600	16,176
Newell Rubbermaid Inc. 5.50% 2046	47,795	54,154
PETCO Animal Supplies, Inc., Term Loan B1, 4.25% 2023[7,9,10]	6,633	6,553
PETsMART, Inc. 7.125% 2023[5]	41,825	41,198
Playa Resorts Holding BV 8.00% 2020[5]	24,490	25,898
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[7,9,10]	5,318	5,340
President & Fellows of Harvard College 3.619% 2037	10,000	9,886
RCI Banque 3.50% 2018[5]	14,650	14,912
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	11,325	11,891
Schaeffler Finance BV 4.25% 2021[5]	7,070	7,247
Schaeffler Verwaltungs 4.125% 2021[5,8]	4,325	4,364
Schaeffler Verwaltungs 4.50% 2023[5,8]	1,250	1,241
Schaeffler Verwaltungs 4.75% 2026[5,8]	275	271
Seminole Tribe of Florida 6.535% 2020[5,10]	6,260	6,385
Sotheby’s Holdings, Inc. 5.25% 2022[5]	9,160	9,252
Standard Pacific Corp. 8.375% 2021	3,155	3,691
Starbucks Corp. 4.30% 2045	1,500	1,577
Tenneco Inc. 5.00% 2026	5,050	5,056
Thomson Reuters Corp. 1.30% 2017	1,510	1,510
Thomson Reuters Corp. 1.65% 2017	4,350	4,358
Thomson Reuters Corp. 4.30% 2023	1,285	1,357
Thomson Reuters Corp. 5.65% 2043	1,425	1,582
TI Automotive Ltd. 8.75% 2023[5]	19,170	20,704
Time Warner Cable Inc. 6.75% 2018	18,630	19,838
Time Warner Cable Inc. 5.00% 2020	35,000	37,254
Time Warner Inc. 4.75% 2021	15,000	16,069
Toyota Motor Credit Corp. 1.45% 2018	2,000	2,002
Toyota Motor Credit Corp. 1.70% 2019	2,000	2,000
Toyota Motor Credit Corp. 2.15% 2020	13,000	13,034
Toyota Motor Credit Corp. 2.60% 2022	7,140	7,141
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,326
Univision Communications Inc. 6.75% 2022[5]	6,530	6,873
Univision Communications Inc. 5.125% 2023[5]	1,250	1,246
Univision Communications Inc. 5.125% 2025[5]	1,305	1,249
Univision Communications Inc., Term Loan C3, 4.00% 2020[7,9,10]	16,781	16,838
Volkswagen International Finance NV 2.375% 2017[5]	14,500	14,523
Warner Music Group 5.625% 2022[5]	10,694	11,055
Warner Music Group 6.75% 2022[5]	8,000	8,460
Warner Music Group 5.00% 2023[5]	3,250	3,266
Warner Music Group 4.875% 2024[5]	4,650	4,642
WPP Finance 2010 3.75% 2024	2,000	2,016
The Income Fund of America — Page 12 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	$6,725	$6,893
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[5]	10,313	10,055
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[5]	15,900	15,980
Wynn Macau, Ltd. 5.25% 2021[5]	36,025	36,948
YUM! Brands, Inc. 5.00% 2024[5]	9,945	10,123
ZF Friedrichshafen AG 4.00% 2020[5]	5,065	5,297
ZF Friedrichshafen AG 4.50% 2022[5]	16,795	17,299
ZF Friedrichshafen AG 4.75% 2025[5]	22,595	23,057
		2,090,056
Health care 1.93%
Abbott Laboratories 2.90% 2021	26,060	26,031
Abbott Laboratories 3.40% 2023	9,070	9,062
Abbott Laboratories 3.75% 2026	33,385	33,007
Abbott Laboratories 4.75% 2036	9,120	9,151
Abbott Laboratories 4.90% 2046	18,240	18,451
AbbVie Inc. 2.30% 2021	14,335	14,119
AbbVie Inc. 2.90% 2022	7,200	7,124
AbbVie Inc. 3.20% 2022	2,675	2,684
AbbVie Inc. 3.60% 2025	10,000	9,884
AbbVie Inc. 3.20% 2026	15,275	14,513
AbbVie Inc. 4.50% 2035	5,705	5,629
AbbVie Inc. 4.30% 2036	1,080	1,035
AbbVie Inc. 4.45% 2046	19,140	17,929
Aetna Inc. 1.70% 2018	18,275	18,279
Aetna Inc. 1.90% 2019	21,000	21,028
Aetna Inc. 2.40% 2021	31,295	31,451
Aetna Inc. 2.80% 2023	1,575	1,564
Aetna Inc. 3.20% 2026	12,415	12,435
Aetna Inc. 4.25% 2036	1,855	1,866
Allergan PLC 3.00% 2020	14,890	15,131
Allergan PLC 3.45% 2022	20,180	20,483
Allergan PLC 3.80% 2025	35,940	35,931
Allergan PLC 4.55% 2035	11,250	11,126
Allergan PLC 4.75% 2045	19,865	19,667
Amgen Inc. 1.85% 2021	5,745	5,545
Amgen Inc. 2.70% 2022	5,100	5,085
Amgen Inc. 4.40% 2045	5,305	5,059
Baxalta Inc. 4.00% 2025	10,140	10,192
Bayer AG 2.375% 2019[5]	4,810	4,827
Becton, Dickinson and Co. 2.675% 2019	3,136	3,187
Becton, Dickinson and Co. 4.685% 2044	3,800	3,941
Boston Scientific Corp. 2.85% 2020	7,875	7,983
Boston Scientific Corp. 6.00% 2020	5,375	5,914
Boston Scientific Corp. 3.375% 2022	4,300	4,384
Boston Scientific Corp. 3.85% 2025	11,200	11,299
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	1,001
Celgene Corp. 3.625% 2024	7,000	7,049
Celgene Corp. 5.00% 2045	9,185	9,531
Centene Corp. 5.625% 2021	29,717	31,271
Centene Corp. 4.75% 2022	49,463	50,452
Centene Corp. 6.125% 2024	9,437	10,050
Centene Corp. 4.75% 2025	24,615	24,353
Community Health Systems Inc. 5.125% 2021	8,130	7,683
The Income Fund of America — Page 13 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Concordia Healthcare Corp., Term Loan B, 5.25% 2021[7,9,10]	$2,269	$1,788
Concordia Healthcare Corp. 9.50% 2022[5]	28,878	12,418
Concordia Healthcare Corp. 7.00% 2023[5]	22,294	8,235
DaVita HealthCare Partners Inc. 5.125% 2024	1,775	1,762
DaVita HealthCare Partners Inc. 5.00% 2025	12,590	12,330
DJO Finance LLC 10.75% 2020	14,473	12,230
DJO Finco Inc. 8.125% 2021[5]	42,900	37,323
EMD Finance LLC 1.70% 2018[5]	18,900	18,848
EMD Finance LLC 2.40% 2020[5]	22,050	22,014
EMD Finance LLC 2.95% 2022[5]	18,600	18,566
EMD Finance LLC 3.25% 2025[5]	29,900	29,294
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[5]	17,135	14,693
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[5]	14,631	12,820
Gilead Sciences, Inc. 1.95% 2022	4,780	4,621
Gilead Sciences, Inc. 2.50% 2023	4,035	3,914
Gilead Sciences, Inc. 2.95% 2027	6,650	6,339
Gilead Sciences, Inc. 4.00% 2036	5,490	5,288
Gilead Sciences, Inc. 4.15% 2047	4,935	4,631
HCA Inc. 3.75% 2019	16,657	16,990
HCA Inc. 6.50% 2020	22,590	24,736
HCA Inc. 4.75% 2023	580	602
HCA Inc. 5.00% 2024	2,080	2,171
HCA Inc. 5.375% 2025	50,000	51,063
HCA Inc. 5.25% 2026	14,150	14,787
HCA Inc. 4.50% 2027	4,625	4,573
Healthsouth Corp. 5.75% 2024	5,425	5,534
Healthsouth Corp. 5.75% 2025	12,892	12,989
Humana Inc. 3.85% 2024	4,400	4,471
Humana Inc. 4.95% 2044	12,800	13,517
Immucor, Inc. 11.125% 2019	3,455	3,274
IMS Health Holdings, Inc. 5.00% 2026[5]	18,050	18,215
inVentiv Health, Inc. 7.50% 2024[5]	9,625	10,130
inVentiv Health, Inc., Term Loan B, 4.75% 2023[7,9,10]	26,508	26,738
Kindred Healthcare, Inc. 8.00% 2020	10,825	10,717
Kindred Healthcare, Inc. 8.75% 2023	7,000	6,396
Kinetic Concepts, Inc. 7.875% 2021[5]	2,925	3,166
Kinetic Concepts, Inc. 9.625% 2021[5]	98,026	105,206
Kinetic Concepts, Inc. 12.50% 2021[5]	40,540	45,405
Laboratory Corporation of America Holdings 4.70% 2045	885	881
Mallinckrodt PLC 4.875% 2020[5]	21,910	21,691
Mallinckrodt PLC 5.75% 2022[5]	2,060	1,921
Mallinckrodt PLC 5.625% 2023[5]	15,430	13,752
McKesson Corp. 2.284% 2019	4,870	4,890
MEDNAX, Inc. 5.25% 2023[5]	2,110	2,184
Medtronic, Inc. 4.375% 2035	3,903	4,090
Medtronic, Inc. 4.625% 2045	11,035	11,774
Merck & Co., Inc. 1.10% 2018	6,710	6,702
Molina Healthcare, Inc. 5.375% 2022	50,688	52,589
Pfizer Inc. 7.20% 2039	1,353	1,955
Quintiles Transnational Corp. 4.875% 2023[5]	32,825	33,358
Roche Holdings, Inc. 2.875% 2021[5]	15,000	15,277
Roche Holdings, Inc. 2.375% 2027[5]	11,810	11,066
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,7,8,9,10]	24,476	24,281
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,3,7,9,10]	11,707	11,648
The Income Fund of America — Page 14 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,3,7,9,10]	$9,200	$9,154
Shire PLC 2.40% 2021	32,865	31,966
Shire PLC 2.875% 2023	13,520	12,933
Shire PLC 3.20% 2026	15,145	14,248
St. Jude Medical, Inc. 2.80% 2020	9,100	9,154
Tenet Healthcare Corp. 4.375% 2021	24,495	24,755
Tenet Healthcare Corp. 7.50% 2022[5]	1,825	1,962
Tenet Healthcare Corp. 8.125% 2022	1,864	1,892
Tenet Healthcare Corp. 6.75% 2023	11,056	10,476
Tenet Healthcare Corp., First Lien, 6.25% 2018	2,500	2,641
Tenet Healthcare Corp., First Lien, 4.75% 2020	15,420	15,728
Tenet Healthcare Corp., First Lien, 6.00% 2020	59,900	63,344
Tenet Healthcare Corp., First Lien, 4.50% 2021	21,490	21,705
Teva Pharmaceutical Finance Company BV 1.40% 2018	15,425	15,320
Teva Pharmaceutical Finance Company BV 1.70% 2019	15,730	15,450
Teva Pharmaceutical Finance Company BV 2.20% 2021	18,990	18,143
Teva Pharmaceutical Finance Company BV 2.80% 2023	9,460	8,874
Teva Pharmaceutical Finance Company BV 3.15% 2026	21,400	19,462
Teva Pharmaceutical Finance Company BV 4.10% 2046	12,945	10,885
Thermo Fisher Scientific Inc. 2.40% 2019	6,000	6,065
Thermo Fisher Scientific Inc. 4.15% 2024	4,000	4,204
Thermo Fisher Scientific Inc. 5.30% 2044	365	410
UnitedHealth Group Inc. 1.40% 2017	6,500	6,502
UnitedHealth Group Inc. 6.00% 2017	12,430	12,654
UnitedHealth Group Inc. 3.35% 2022	7,030	7,256
UnitedHealth Group Inc. 3.75% 2025	5,710	5,937
UnitedHealth Group Inc. 4.625% 2035	1,080	1,175
UnitedHealth Group Inc. 4.75% 2045	1,800	1,979
Valeant Pharmaceuticals International Inc. 7.00% 2020[5]	864	786
VPI Escrow Corp. 6.75% 2018[5]	39,715	39,367
VPI Escrow Corp. 6.375% 2020[5]	87,584	77,402
VPI Escrow Corp. 7.50% 2021[5]	5,665	4,943
VRX Escrow Corp. 5.375% 2020[5]	33,820	29,212
VRX Escrow Corp. 5.875% 2023[5]	14,545	11,145
VRX Escrow Corp. 6.125% 2025[5]	41,070	30,905
WellPoint, Inc. 2.30% 2018	1,370	1,378
WellPoint, Inc. 2.25% 2019	12,500	12,557
Zimmer Holdings, Inc. 2.00% 2018	4,640	4,655
Zimmer Holdings, Inc. 2.70% 2020	10,770	10,836
Zimmer Holdings, Inc. 3.15% 2022	18,860	18,863
Zimmer Holdings, Inc. 3.55% 2025	3,720	3,638
		1,992,200
Financials 1.90%
ACE INA Holdings Inc. 2.30% 2020	4,485	4,498
ACE INA Holdings Inc. 2.875% 2022	9,345	9,426
ACE INA Holdings Inc. 3.15% 2025	5,885	5,878
ACE INA Holdings Inc. 3.35% 2026	1,955	1,971
ACE INA Holdings Inc. 4.35% 2045	1,395	1,460
Allstate Corp. 4.20% 2046	550	555
Ally Financial Inc. 8.00% 2031	6,664	7,947
American Express Co. 6.15% 2017	12,610	12,948
American Express Credit Co. 1.55% 2017	4,525	4,528
Bank of America Corp. 5.75% 2017	8,100	8,375
The Income Fund of America — Page 15 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 5.625% 2020	$9,000	$9,888
Bank of America Corp. 5.00% 2021	3,500	3,800
Bank of America Corp. 2.503% 2022	12,500	12,094
Bank of America Corp. 3.124% 2023	10,500	10,478
Bank of America Corp. 3.248% 2027	34,094	32,151
Bank of America Corp. 3.824% 2028	2,600	2,586
Bank of America Corp. junior subordinated 6.25% noncumulative (undated)	5,525	5,775
Bank of America Corp., Series AA, 6.10% (undated)	11,175	11,664
Bank of America Corp., Series DD, 6.30% (undated)	6,560	7,036
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	26,211	27,366
Barclays Bank PLC 3.25% 2021	8,600	8,632
Barclays Bank PLC 3.65% 2025	10,000	9,665
BB&T Corp. 2.45% 2020	19,000	19,178
Berkshire Hathaway Inc. 2.90% 2020	6,000	6,189
Berkshire Hathaway Inc. 2.20% 2021	1,790	1,791
BNP Paribas 4.375% 2026[5]	8,850	8,850
BPCE SA group 2.65% 2021	4,000	3,997
BPCE SA group 2.75% 2021	6,650	6,612
BPCE SA group 5.70% 2023[5]	18,630	19,944
BPCE SA group 5.15% 2024[5]	10,060	10,273
CIT Group Inc. 4.25% 2017	9,000	9,101
CIT Group Inc. 5.00% 2018[5]	11,000	11,179
CIT Group Inc. 3.875% 2019	72,805	74,534
CIT Group Inc., Series C, 5.50% 2019[5]	13,650	14,395
Citigroup Inc. 2.05% 2019	10,500	10,479
Citigroup Inc. 8.50% 2019	4,894	5,571
Citigroup Inc. 2.021% 2021[7]	29,780	29,801
Citigroup Inc. 2.35% 2021	13,000	12,743
Citigroup Inc. 2.70% 2021	10,500	10,448
Citigroup Inc. 2.90% 2021	30,500	30,430
Citigroup Inc. 3.20% 2026	13,970	13,269
Citigroup Inc. 3.887% 2028	19,000	19,017
Citigroup Inc., Series P, 5.95% (undated)	14,683	14,955
Citigroup Inc., Series A, junior subordinated 5.95% (undated)	13,295	13,740
Citigroup Inc., Series Q, junior subordinated 5.95% (undated)	10,675	11,096
Citigroup Inc., Series T, 6.25% (undated)	8,357	8,838
CNA Financial Corp. 3.95% 2024	5,000	5,073
Crédit Agricole SA 3.375% 2022[5]	7,975	7,989
Crédit Agricole SA 4.375% 2025[5]	21,920	21,720
Credit Suisse Group AG 3.45% 2021	8,750	8,830
Credit Suisse Group AG 3.80% 2023	14,925	14,939
Danske Bank AS 2.00% 2021[5]	18,150	17,642
Goldman Sachs Group, Inc. 2.55% 2019	16,200	16,314
Goldman Sachs Group, Inc. 2.60% 2020	7,900	7,941
Goldman Sachs Group, Inc. 2.35% 2021	9,505	9,251
Goldman Sachs Group, Inc. 2.398% 2021[7]	18,526	18,799
Goldman Sachs Group, Inc. 5.25% 2021	3,000	3,289
Goldman Sachs Group, Inc. 3.00% 2022	6,765	6,726
Goldman Sachs Group, Inc. 5.75% 2022	20,000	22,443
Goldman Sachs Group, Inc. 3.50% 2026	4,755	4,641
Goldman Sachs Group, Inc. 3.85% 2027	4,405	4,408
Goldman Sachs Group, Inc. 5.30% (undated)	9,875	9,682
HBOS PLC 6.75% 2018[5]	17,300	18,268
HSBC Holdings PLC 2.95% 2021	14,000	14,003
The Income Fund of America — Page 16 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 4.25% 2024	$9,000	$9,111
HSBK (Europe) BV 7.25% 2017[5]	8,790	8,900
Icahn Enterprises Finance Corp. 3.50% 2017	24,075	24,077
Icahn Enterprises Finance Corp. 6.25% 2022[5]	5,850	5,908
Intercontinentalexchange, Inc. 2.50% 2018	12,000	12,164
Intesa Sanpaolo SpA 5.017% 2024[5]	41,610	38,379
iStar Financial Inc. 4.00% 2017	28,625	28,840
iStar Financial Inc. 4.875% 2018	11,575	11,734
iStar Financial Inc., Series B, 9.00% 2017	39,360	40,295
JPMorgan Chase & Co. 1.35% 2017	4,240	4,241
JPMorgan Chase & Co. 2.25% 2020	10,000	10,019
JPMorgan Chase & Co. 2.55% 2020	11,150	11,191
JPMorgan Chase & Co. 2.40% 2021	14,000	13,850
JPMorgan Chase & Co. 3.782% 2028	10,440	10,489
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	36,425	37,518
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	33,363	36,554
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	74,825	77,257
Keybank National Association 2.50% 2019	9,000	9,081
Leucadia National Corp. 5.50% 2023	13,255	14,113
Liberty Mutual Group Inc. 4.25% 2023[5]	4,400	4,623
Liberty Mutual Group Inc., Series A, 7.80% 2087[5]	19,415	22,230
Lloyds Banking Group PLC 3.00% 2022	6,000	5,985
Lloyds Banking Group PLC 4.50% 2024	9,000	9,178
Lloyds Banking Group PLC 4.582% 2025	7,000	7,044
MetLife Global Funding I 2.30% 2019[5]	8,435	8,498
MetLife Global Funding I 2.00% 2020[5]	5,135	5,107
MetLife Global Funding I 2.50% 2020[5]	4,000	4,010
MetLife Capital Trust IV, junior subordinated 7.875% 2067[5]	14,430	18,037
MetLife Capital Trust X, junior subordinated 9.25% 2068[5]	500	694
Metropolitan Life Global Funding I, 3.45% 2026[5]	1,830	1,839
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	11,000	10,708
Morgan Stanley 2.50% 2021	10,500	10,377
Morgan Stanley 2.625% 2021	10,500	10,350
Morgan Stanley 3.875% 2026	11,000	11,089
Morgan Stanley 3.625% 2027	35,150	34,662
Nationwide Mutual Insurance Co. 3.253% 2024[5,7]	8,150	8,043
Navient Corp. 4.875% 2019	20,000	20,188
Navient Corp. 5.50% 2023	10,980	10,362
New York Life Global Funding 1.50% 2019[5]	1,830	1,811
New York Life Global Funding 2.10% 2019[5]	11,000	11,071
New York Life Global Funding 1.95% 2020[5]	1,820	1,813
New York Life Global Funding 1.70% 2021[5]	17,500	16,898
PNC Bank 2.40% 2019	7,825	7,894
PNC Financial Services Group, Inc. 2.854% 2022	8,395	8,386
PNC Financial Services Group, Inc. 3.90% 2024	3,000	3,081
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	10,250	11,275
PNC Preferred Funding Trust I, junior subordinated 2.613% (undated)[5,7]	23,800	22,997
Prudential Financial, Inc. 3.50% 2024	9,000	9,178
QBE Insurance Group Ltd. 2.40% 2018[5]	16,910	16,987
Rabobank Nederland 2.25% 2019	8,000	8,042
Rabobank Nederland 2.50% 2021	6,525	6,522
Rabobank Nederland 2.75% 2022	8,725	8,712
Rabobank Nederland 4.625% 2023	8,000	8,462
Rabobank Nederland 4.375% 2025	9,000	9,221
The Income Fund of America — Page 17 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
RBS Capital Trust II 6.425% noncumulative trust (undated)	$6,005	$6,095
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[5]	12,735	14,040
Skandinaviska Enskilda Banken AB 1.875% 2021	11,000	10,632
Skandinaviska Enskilda Banken AB 2.625% 2021	10,500	10,523
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% 2049[5]	67,890	74,364
Société Générale, junior subordinated 5.922% (undated)[5]	45,073	45,242
Starwood Property Trust, Inc. 5.00% 2021[5]	7,275	7,411
Svenska Handelsbanken AB 1.875% 2021	7,270	7,037
Synovus Financial Corp. 7.875% 2019	23,506	26,039
UBS Group AG 2.95% 2020[5]	10,000	10,014
UBS Group AG 4.125% 2025[5]	4,425	4,475
US Bancorp. 2.625% 2022	8,415	8,437
US Bancorp. 3.70% 2024	10,000	10,429
US Bancorp. 2.375% 2026	6,000	5,576
US Bank NA 2.00% 2020	3,500	3,503
Wells Fargo & Co. 2.55% 2020	4,350	4,358
Wells Fargo & Co. 2.10% 2021	10,800	10,515
Wells Fargo & Co. 2.50% 2021	15,000	14,857
Wells Fargo & Co. 4.60% 2021	45,000	48,314
Wells Fargo & Co. 3.069% 2023	10,500	10,494
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	86,566	91,003
		1,959,562
Telecommunication services 1.48%
Altice Financing SA 6.625% 2023[5]	20,555	21,519
Altice Finco SA 6.50% 2022[5]	5,500	5,754
Altice NV 7.50% 2026[5]	2,100	2,222
AT&T Inc. 3.20% 2022	9,895	9,887
AT&T Inc. 4.250% 2027	6,800	6,794
AT&T Inc. 8.25% 2031	2,015	2,787
AT&T Inc. 4.50% 2035	4,000	3,774
AT&T Inc. 5.25% 2037	7,000	6,967
AT&T Inc. 4.75% 2046	6,250	5,731
AT&T Inc. 5.45% 2047	3,400	3,381
AT&T Inc. 4.50% 2048	3,227	2,828
CenturyLink, Inc. 7.50% 2024	13,594	14,427
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	59,899	61,696
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 7.75% 2025[5]	2,225	2,473
Deutsche Telekom International Finance BV 1.95% 2021[5]	6,000	5,793
Deutsche Telekom International Finance BV 2.82% 2022[5]	10,500	10,443
Deutsche Telekom International Finance BV 3.60% 2027[5]	5,000	4,950
Deutsche Telekom International Finance BV 9.25% 2032	8,420	13,155
France Télécom 4.125% 2021	15,000	15,881
France Télécom 9.00% 2031	5,000	7,582
Frontier Communications Corp. 8.125% 2018	1,217	1,318
Frontier Communications Corp. 8.875% 2020	6,450	6,893
Frontier Communications Corp. 9.25% 2021	22,395	23,459
Frontier Communications Corp. 8.75% 2022	1,000	1,015
Frontier Communications Corp. 10.50% 2022	24,075	25,264
Frontier Communications Corp. 7.125% 2023	6,225	5,603
Frontier Communications Corp. 7.625% 2024	20,000	17,750
Frontier Communications Corp. 11.00% 2025	61,986	62,916
Inmarsat PLC 4.875% 2022[5]	24,175	23,812
Inmarsat PLC 6.50% 2024[5]	10,250	10,551
The Income Fund of America — Page 18 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Intelsat Jackson Holding Co. 7.25% 2019	$34,800	$30,080
Intelsat Jackson Holding Co. 7.25% 2020	35,279	27,870
Ligado Networks, Term Loan, 9.75% 2020[7,8,9,10]	93,739	90,801
MetroPCS Wireless, Inc. 6.25% 2021	54,275	56,375
MetroPCS Wireless, Inc. 6.625% 2023	46,600	49,638
Neptune Finco Corp. (Altice NV) 6.625% 2025[5]	1,950	2,133
Neptune Finco Corp. (Altice NV) 10.875% 2025[5]	525	626
Numericable Group SA 6.00% 2022[5]	12,850	13,268
Numericable Group SA 6.25% 2024[5]	2,125	2,146
Numericable Group SA 7.375% 2026[5]	4,375	4,506
Orange SA 5.50% 2044	3,000	3,489
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,022
SoftBank Corp. 4.50% 2020[5]	54,420	55,917
SoftBank Group Corp. 3.36% 2023[5,10]	21,450	21,530
Sprint Capital Corp. 6.90% 2019	5,025	5,377
Sprint Nextel Corp. 9.00% 2018[5]	5,000	5,488
Sprint Nextel Corp. 7.00% 2020	43,350	46,493
Sprint Nextel Corp. 7.25% 2021	36,155	38,776
Sprint Nextel Corp. 11.50% 2021	16,130	20,122
Sprint Nextel Corp. 7.875% 2023	21,488	23,542
Sprint Nextel Corp. 7.125% 2024	14,000	14,805
Telefónica Emisiones, SAU 3.192% 2018	8,500	8,624
Telefónica Emisiones, SAU 5.134% 2020	7,950	8,543
T-Mobile US, Inc. 6.542% 2020	36,700	37,801
T-Mobile US, Inc. 6.731% 2022	3,695	3,852
T-Mobile US, Inc. 6.375% 2025	6,650	7,207
T-Mobile US, Inc. 6.50% 2026	61,400	67,709
Trilogy International Partners, LLC 13.375% 2019[5]	63,800	65,873
Verizon Communications Inc. 1.75% 2021	4,280	4,090
Verizon Communications Inc. 3.00% 2021	2,516	2,527
Verizon Communications Inc. 2.625% 2026	2,150	1,954
Verizon Communications Inc. 4.272% 2036	47,686	44,536
Verizon Communications Inc. 6.00% 2041	28,000	32,219
Verizon Communications Inc. 3.85% 2042	1,402	1,173
Verizon Communications Inc. 4.125% 2046	46,341	40,068
Verizon Communications Inc. 4.522% 2048	78,900	71,554
Wind Acquisition SA 4.75% 2020[5]	75,260	76,953
Wind Acquisition SA 7.375% 2021[5]	65,200	67,964
Windstream Holdings, Inc. 7.75% 2021	44,275	45,391
Zayo Group Holdings, Inc. 5.75% 2027[5]	8,375	8,584
Ziggo Bond Finance BV 5.50% 2027[5]	25,075	24,981
		1,525,232
Industrials 1.09%
3M Co. 2.25% 2026	5,750	5,394
3M Co. 3.125% 2046	1,750	1,548
ABB Finance (USA) Inc. 1.625% 2017	1,000	1,002
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,010
AerCap Holdings NV 2.75% 2017	150	151
European Aeronautic Defence and Space Company 2.70% 2023[5]	885	877
Allison Transmission Holdings, Inc. 5.00% 2024[5]	13,525	13,660
American Airlines, Inc., 5.50% 2019[5]	3,350	3,490
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[10]	7,117	7,593
ABC Supply Co., Inc. 5.625% 2021[5]	325	336
The Income Fund of America — Page 19 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
American Builders & Contractors Supply Co. Inc. 5.75% 2023[5]	$1,740	$1,814
ARAMARK Corp. 5.125% 2024	14,525	15,215
ARAMARK Corp. 5.125% 2024[5]	5,000	5,238
Associated Materials, LLC 9.00% 2024[5]	67,900	69,597
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[5]	14,200	14,573
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[5]	8,250	8,487
Builders Firstsource, Inc. 10.75% 2023[5]	5,200	6,052
Builders FirstSource, Inc. 5.625% 2024[5]	20,230	20,862
CEVA Group PLC 7.00% 2021[2,5]	2,250	1,958
CEVA Group PLC 9.00% 2021[2,5]	1,050	709
CEVA Group PLC, Apollo Global Securities LLC LOC, 5.602% 2021[2,7,9,10]	2,527	2,233
CEVA Logistics Canada, ULC, Term Loan, 6.539% 2021[2,7,9,10]	447	395
CEVA Logistics Holdings BV, Term Loan, 6.539% 2021[2,7,9,10]	2,591	2,290
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.539% 2021[2,7,9,10]	3,574	3,158
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[10]	429	431
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[10]	1,262	1,272
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[10]	117	118
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[10]	61	64
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[10]	8,661	9,078
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[10]	49	51
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 2021[10]	281	302
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[10]	1	1
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[10]	840	894
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[10]	5,618	5,905
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[10]	1,364	1,463
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[10]	2,749	3,014
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[10]	6	6
Corporate Risk Holdings LLC 9.50% 2019[2,5]	45,000	47,250
Corporate Risk Holdings LLC 13.50% 2020[2,3,5,8]	15,170	16,739
DAE Aviation Holdings, Inc. 10.00% 2023[5]	42,805	45,480
Deck Chassis Acquisition Inc. 10.00% 2023[5]	24,975	26,786
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 2024[10]	4,184	4,749
ERAC USA Finance Co. 5.25% 2020[5]	5,000	5,429
Euramax International, Inc. 12.00% 2020[5]	25,250	27,649
Fortive Corp. 2.35% 2021[5]	2,825	2,788
Gates Global LLC 6.00% 2022[5]	30,675	30,407
Gates Global LLC, Term Loan B, 4.25% 2021[7,9,10]	7,939	7,931
General Electric Capital Corp. 2.342% 2020	13,195	13,239
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,844
General Electric Co. 2.70% 2022	7,750	7,794
General Electric Co. 4.125% 2042	11,000	11,188
General Electric Co. 5.00% (undated)	189,095	196,281
Hardwoods Acquisition Inc 7.50% 2021[5]	17,285	15,297
HD Supply, Inc. 5.25% 2021[5]	14,350	15,157
HDTFS Inc. 6.75% 2019	5,645	5,631
HDTFS Inc. 5.875% 2020	22,750	21,612
HDTFS Inc. 5.50% 2024[5]	9,475	8,006
Honeywell International Inc. 1.85% 2021	5,820	5,697
Honeywell International Inc. 2.50% 2026	3,500	3,295
KLX Inc. 5.875% 2022[5]	5,825	6,124
LMI Aerospace Inc. 7.375% 2019	16,300	16,707
Lockheed Martin Corp. 1.85% 2018	2,535	2,543
Lockheed Martin Corp. 2.50% 2020	3,250	3,279
Lockheed Martin Corp. 3.10% 2023	695	703
The Income Fund of America — Page 20 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Lockheed Martin Corp. 3.55% 2026	$1,480	$1,502
Lockheed Martin Corp. 4.50% 2036	560	593
Lockheed Martin Corp. 4.70% 2046	9,560	10,325
LSC Communications, Inc. 8.75% 2023[5]	18,725	19,755
LSC Communications, Inc., Term Loan B, 7.00% 2022[3,7,9,10]	6,380	6,444
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[5]	25,800	23,542
Navios Maritime Holdings Inc. 7.375% 2022[5]	6,450	4,467
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	7,475	5,840
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	11,250	11,517
Ply Gem Industries, Inc. 6.50% 2022	14,100	14,557
Ply Gem Industries, Inc. 6.50% 2022	13,510	14,135
PrimeSource Building Products Inc 9.00% 2023[5]	2,810	2,880
R.R. Donnelley & Sons Co. 7.625% 2020[2]	3,700	3,941
R.R. Donnelley & Sons Co. 7.875% 2021[2]	23,445	25,262
R.R. Donnelley & Sons Co. 7.00% 2022[2]	1,477	1,473
R.R. Donnelley & Sons Co. 6.50% 2023[2]	14,280	14,032
Roper Technologies, Inc. 2.80% 2021	1,035	1,035
Roper Technologies, Inc. 3.80% 2026	2,500	2,499
Siemens AG 1.70% 2021[5]	11,000	10,589
Siemens AG 2.35% 2026[5]	1,500	1,384
Siemens AG 4.40% 2045[5]	1,000	1,049
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[5]	47,095	40,266
TRAC Intermodal 11.00% 2019	2,535	2,682
TransDigm Inc. 5.50% 2020	27,125	27,362
TransDigm Inc. 6.50% 2024	29,700	29,886
TransDigm Inc. 6.50% 2025	6,650	6,708
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[5,10]	3,142	3,291
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[10]	5,288	5,631
United Rentals, Inc. 5.50% 2025	8,625	8,981
United Rentals, Inc. 5.875% 2026	5,175	5,401
Virgin Australia Holdings Ltd. 8.50% 2019[5]	41,650	43,056
Virgin Australia Holdings Ltd. 7.875% 2021[5]	1,750	1,759
Watco Companies 6.375% 2023[5]	10,670	11,230
		1,123,920
Utilities 0.98%
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[5]	2,000	2,067
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[5]	2,000	2,018
AES Corp. 8.00% 2020	14,275	16,505
AES Corp. 7.375% 2021	27,590	31,177
AES Corp. 4.875% 2023	2,000	2,000
AES Corp. 5.50% 2024	8,500	8,649
AES Corp. 5.50% 2025	27,225	27,701
AES Corp. 6.00% 2026	12,910	13,426
American Electric Power Co., Inc. 2.95% 2022	12,065	12,144
American Electric Power Co., Inc. 2.75% 2026	10,000	9,462
Berkshire Hathaway Energy Co. 2.40% 2020	7,749	7,792
Calpine Corp. 6.00% 2022[5]	3,425	3,588
Calpine Corp. 5.375% 2023	14,200	14,058
Calpine Corp. 7.875% 2023[5]	4,486	4,693
Calpine Corp. 5.875% 2024[5]	10,620	11,178
Calpine Corp. 5.25% 2026[5]	4,070	4,121
CMS Energy Corp. 8.75% 2019	6,000	6,898
CMS Energy Corp. 6.25% 2020	13,480	14,975
The Income Fund of America — Page 21 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
CMS Energy Corp. 5.05% 2022	$9,730	$10,669
CMS Energy Corp. 3.00% 2026	12,000	11,531
CMS Energy Corp. 2.95% 2027	4,000	3,812
Colbun SA 6.00% 2020[5]	2,000	2,169
Colbun SA 4.50% 2024[5]	1,500	1,516
Comision Federal de Electricidad 4.875% 2024[5]	2,000	2,022
Comision Federal de Electricidad 4.75% 2027[5]	370	358
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	13,400	15,012
Consumers Energy Co. 5.65% 2020	4,058	4,459
Consumers Energy Co. 3.375% 2023	841	871
Consumers Energy Co. 3.125% 2024	2,520	2,526
Dominion Resources, Inc. 4.104% 2021	2,000	2,080
Dominion Resources, Inc. 2.75% 2022	156	156
Duke Energy Corp. 1.80% 2021	6,827	6,590
Duke Energy Florida, LLC 3.20% 2027	8,000	8,025
Duke Energy Indiana, Inc. 4.90% 2043	14,785	16,419
Duke Energy Progress Inc. 4.15% 2044	3,935	3,983
Dynegy Finance Inc. 6.75% 2019	11,310	11,663
Dynegy Finance Inc. 7.375% 2022	15,980	15,860
Dynegy Finance Inc. 7.625% 2024	8,915	8,536
E.ON International Finance BV 5.80% 2018[5]	15,000	15,717
EDP Finance BV 4.125% 2020[5]	6,000	6,179
EDP Finance BV 5.25% 2021[5]	22,500	23,988
Electricité de France SA 3.625% 2025[5]	780	782
Electricité de France SA 6.95% 2039[5]	8,000	10,183
Electricité de France SA 4.875% 2044[5]	2,000	2,033
Electricité de France SA 5.25% 2049[5]	26,955	25,742
Emera Inc. 6.75% 2076	45,424	49,739
Emera US Finance LP 2.15% 2019	3,975	3,974
Emera US Finance LP 2.70% 2021	6,505	6,461
Emera US Finance LP 3.55% 2026	3,300	3,243
Empresa Nacional de Electricidad SA 4.25% 2024	900	910
Enel Finance International SA 6.00% 2039[5]	3,000	3,430
Enel Società per Azioni 8.75% 2073[5]	12,000	13,710
Entergy Corp. 5.59% 2024	1,221	1,417
Entergy Corp. 2.40% 2026	5,740	5,398
Entergy Corp. 2.95% 2026	13,058	12,348
Entergy Corp. 4.44% 2026	6	6
Entergy Louisiana, LLC 3.30% 2022	4	4
Eversource Energy 2.50% 2021	2	2
Eversource Energy 2.375% 2022	2,824	2,781
Eversource Energy 2.80% 2023	388	382
Exelon Corp. 2.45% 2021	840	832
Exelon Corp. 3.95% 2025	5,740	5,865
Exelon Corp. 3.40% 2026	12,295	12,031
Exelon Corp. 4.45% 2046	3,400	3,392
FirstEnergy Corp. 7.375% 2031	7,202	9,408
FirstEnergy Corp., Series B, 4.25% 2023	41,767	43,598
Iberdrola Finance Ireland 5.00% 2019[5]	1,060	1,131
Israel Electric Corp. Ltd. 8.10% 2096[5]	4,905	5,800
MidAmerican Energy Co. 5.95% 2017	10,625	10,857
MidAmerican Energy Co. 2.40% 2019	9,000	9,102
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	10,491
Mississippi Power Co. 4.25% 2042	10,000	8,803
The Income Fund of America — Page 22 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	$6,000	$5,988
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	1,490	1,651
New York State Electric & Gas Corp. 3.25% 2026[5]	3,000	2,982
Niagara Mohawk Power Corp. 3.508% 2024[5]	3,150	3,212
Niagara Mohawk Power Corp. 4.278% 2034[5]	2,000	2,039
Northern States Power Co. 4.125% 2044	11,000	11,212
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	2,503	2,446
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	4,075	4,078
NRG Energy, Inc. 6.25% 2022	24,775	25,642
NRG Energy, Inc. 6.625% 2023	2,000	2,070
NRG Energy, Inc. 7.25% 2026[5]	17,575	18,476
NRG Energy, Inc. 6.625% 2027[5]	28,360	28,325
Ohio Power Co., Series G, 6.60% 2033	2,090	2,594
Ohio Power Co., Series D, 6.60% 2033	353	437
Pacific Gas and Electric Co. 3.25% 2021	4,317	4,425
Pacific Gas and Electric Co. 3.25% 2023	5,195	5,301
Pacific Gas and Electric Co. 3.85% 2023	12,825	13,531
Pacific Gas and Electric Co. 3.40% 2024	7,207	7,353
Pacific Gas and Electric Co. 3.75% 2024	602	629
Pacific Gas and Electric Co. 3.75% 2042	1,119	1,065
Pacific Gas and Electric Co. 4.30% 2045	1,900	1,964
Pacific Gas and Electric Co. 4.00% 2046	5,000	4,968
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	5,818
Progress Energy, Inc. 7.00% 2031	8,000	10,594
Progress Energy, Inc. 7.75% 2031	8,000	11,052
Public Service Co. of Colorado 2.25% 2022	3,834	3,765
Public Service Enterprise Group Inc. 2.00% 2021	6,838	6,639
Puget Energy, Inc. 6.50% 2020	6,317	7,121
Puget Energy, Inc. 6.00% 2021	3,945	4,421
Puget Energy, Inc. 5.625% 2022	7,652	8,473
Puget Energy, Inc. 3.65% 2025	884	870
Sierra Pacific Power Co. 2.60% 2026	12,491	11,915
Southern California Edison Co. 1.845% 2022[10]	6,541	6,443
Southern Co. 5.50% 2057	9,655	9,999
Talen Energy Corp. 6.50% 2018	6,500	6,776
Talen Energy Corp. 4.625% 2019[5]	57,035	55,467
Tampa Electric Co. 2.60% 2022	911	889
Tampa Electric Co. 4.35% 2044	8,330	8,330
Teco Finance, Inc. 1.61% 2018[7]	1,360	1,361
Teco Finance, Inc. 5.15% 2020	11,553	12,379
TEX Operations Co. LLC, Term Loan B, 5.00% 2023[7,9,10]	14,209	14,282
TEX Operations Co. LLC, Term Loan C, 5.00% 2023[7,9,10]	3,241	3,257
Veolia Environnement 6.75% 2038	500	633
Virginia Electric and Power Co. 2.95% 2022	5,073	5,176
Virginia Electric and Power Co. 3.45% 2024	560	575
Virginia Electric and Power Co. 3.10% 2025	2,625	2,605
Virginia Electric and Power Co. 2.95% 2026	6,000	5,837
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	4,625
Xcel Energy Inc. 2.40% 2021	2,836	2,821
Xcel Energy Inc. 6.50% 2036	9,680	12,211
Xcel Energy Inc. 4.80% 2041	712	753
		1,005,923
The Income Fund of America — Page 23 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials 0.93%	Principal amount (000)	Value (000)
AK Steel Holding Corp. 7.50% 2023	$1,825	$2,004
Aleris International, Inc. 7.875% 2020	2,850	2,924
Aleris International, Inc. 9.50% 2021[5]	1,175	1,284
Anglo American Capital PLC 4.125% 2021[5]	4,800	4,908
ArcelorMittal 7.25% 2022	22,385	25,351
ArcelorMittal 6.125% 2025	3,825	4,224
ArcelorMittal 7.75% 2041	53,255	58,181
Ball Corp. 4.375% 2020	15,225	16,053
BHP Billiton Finance (USA) Ltd. 3.85% 2023	4,100	4,345
BHP Billiton Finance Ltd. 6.75% 2075[5]	5,000	5,700
CF Industries, Inc. 4.50% 2026[5]	7,285	7,307
CF Industries, Inc. 4.95% 2043	26,745	23,068
Chemours Co. 6.625% 2023	36,185	36,095
Chemours Co. 7.00% 2025	40,090	40,150
Cliffs Natural Resources Inc. 8.00% 2020[5]	1,925	2,012
Cliffs Natural Resources Inc. 8.25% 2020[5]	57,000	61,987
Cliffs Natural Resources Inc. 4.875% 2021	4,945	4,673
CRH America, Inc. 3.875% 2025[5]	2,000	2,045
CRH America, Inc. 5.125% 2045[5]	1,000	1,077
Dow Chemical Co. 5.25% 2041	4,000	4,370
Eastman Chemical Co. 2.70% 2020	12,000	12,146
First Quantum Minerals Ltd. 6.75% 2020[5]	77,005	79,364
First Quantum Minerals Ltd. 7.00% 2021[5]	76,242	78,339
First Quantum Minerals Ltd. 7.25% 2022[5]	7,615	7,824
FMG Resources 3.75% 2019[7,9,10]	2,477	2,495
FMG Resources 9.75% 2022[5]	62,745	73,098
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	26,275	24,698
Freeport-McMoRan Inc. 3.875% 2023	7,000	6,492
Freeport-McMoRan Inc. 6.875% 2023[5]	9,000	9,427
Georgia Gulf Corp. 4.625% 2021	25,425	26,537
Georgia-Pacific Corp. 2.539% 2019[5]	12,000	12,162
Hexion Inc. 13.75% 2022[5]	925	937
Holcim Ltd. 6.00% 2019[5]	1,607	1,766
Holcim Ltd. 5.15% 2023[5]	12,595	13,886
Huntsman International LLC 4.875% 2020	18,750	19,453
International Paper Co. 7.30% 2039	5,615	7,318
Monsanto Co. 4.40% 2044	13,090	12,886
Novelis Corp. 6.25% 2024[5]	5,150	5,453
Novelis Corp. 5.875% 2026[5]	15,300	15,625
Owens-Illinois, Inc. 5.00% 2022[5]	3,360	3,486
Owens-Illinois, Inc. 5.875% 2023[5]	12,780	13,475
Owens-Illinois, Inc. 6.375% 2025[5]	5,225	5,568
Paperworks Industries Inc. 9.50% 2019[5]	2,458	2,132
Platform Specialty Products Corp. 10.375% 2021[5]	19,991	22,290
Praxair, Inc. 2.25% 2020	6,287	6,280
Rayonier Advanced Materials Inc. 5.50% 2024[5]	31,065	29,356
Reynolds Group Inc. 5.75% 2020	32,935	33,950
Reynolds Group Inc. 6.875% 2021[10]	3,241	3,323
Rio Tinto Finance PLC 3.75% 2025	4,150	4,311
Rio Tinto PLC 4.125% 2042	4,340	4,323
Ryerson Inc. 11.00% 2022[5]	61,727	68,943
Smurfit Capital Funding PLC 7.50% 2025	2,425	2,843
Summit Materials, Inc. 8.50% 2022	875	982
Summit Materials, Inc. 6.125% 2023	9,325	9,675
The Income Fund of America — Page 24 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Teck Resources Ltd. 5.20% 2042	$1,000	$935
Tembec Industries Inc. 9.00% 2019[5]	7,520	7,652
United States Steel Corp. 7.375% 2020	1,200	1,291
United States Steel Corp. 8.375% 2021[5]	3,000	3,337
Vale Overseas Ltd. 5.875% 2021	4,245	4,553
Vale Overseas Ltd. 4.375% 2022	1,305	1,320
Vale Overseas Ltd. 6.25% 2026	2,370	2,554
Xstrata Canada Financial Corp. 4.95% 2021[5]	2,100	2,261
Zekelman Industries Inc. 9.875% 2023[5]	6,435	7,288
Zekelman Industries Inc., Term Loan B, 6.00% 2021[7,9,10]	3,980	4,029
		963,821
Information technology 0.82%
Analog Devices, Inc. 2.50% 2021	1,450	1,437
Analog Devices, Inc. 3.125% 2023	2,000	1,990
Analog Devices, Inc. 3.50% 2026	1,885	1,857
Apple Inc. 1.55% 2021	13,040	12,610
Apple Inc. 2.25% 2021	10,250	10,256
Apple Inc. 2.45% 2026	3,500	3,272
Blackboard Inc. 9.75% 2021[5]	258	265
Blackboard Inc., Term Loan B4, 6.023% 2021[7,9,10]	3,176	3,192
BMC Software, Inc. 9.00% 2019[5,8]	525	512
BMC Software, Inc. 8.125% 2021[5]	22,150	21,486
BMC Software, Inc., Term Loan B, 5.00% 2020[7,9,10]	1,045	1,044
Broadcom Ltd. 3.00% 2022[5]	33,750	33,637
Broadcom Ltd. 3.625% 2024[5]	25,750	25,726
Broadcom Ltd. 3.875% 2027[5]	31,445	31,347
Camelot Finance SA 7.875% 2024[5]	15,995	16,955
Camelot Finance SA, Term Loan B, 4.75% 2023[7,9,10]	13,267	13,398
Cisco Systems, Inc. 1.85% 2021	9,300	9,086
Dell Inc. 2.65% 2020	26,975	26,176
Dell Inc. 4.42% 2021[5]	6,540	6,833
Dell Inc. 5.45% 2023[5]	25,000	26,884
Dell Inc. 8.35% 2046[5]	9,895	12,394
EchoStar Corp. 6.625% 2026[5]	17,800	18,468
Ellucian, Inc. 9.00% 2023[5]	775	825
First Data Corp. 6.75% 2020[5]	2,441	2,523
First Data Corp. 5.375% 2023[5]	10,950	11,306
First Data Corp. 7.00% 2023[5]	113,375	120,461
First Data Corp. 5.00% 2024[5]	8,325	8,439
First Data Corp. 5.75% 2024[5]	7,650	7,908
Genesys Telecommunications Laboratories, Inc., Term Loan B, 5.00% 2023[7,9,10]	4,825	4,886
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[5]	10,400	11,258
Gogo Inc. 12.50% 2022[5]	41,325	44,734
Harris Corp. 2.70% 2020	1,315	1,315
Harris Corp. 3.832% 2025	740	755
Harris Corp. 4.854% 2035	2,775	2,947
Harris Corp. 5.054% 2045	5,735	6,221
Infor (US), Inc. 6.50% 2022	2,000	2,063
Infor Inc. 5.75% 2020[5]	5,375	5,610
Jabil Circuit, Inc. 8.25% 2018	20,925	22,379
Jabil Circuit, Inc. 5.625% 2020	10,650	11,527
JDA Software Group, Inc. 7.375% 2024[5]	2,925	3,079
JDA Software Group, Inc., Term Loan B, 4.50% 2023[7,9,10]	9,500	9,559
The Income Fund of America — Page 25 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Kronos Inc., Term Loan B, 5.00% 2023[7,9,10]	$8,410	$8,507
Kronos Inc., Term Loan B, 9.25% 2024[7,9,10]	34,170	35,355
Microsoft Corp. 1.55% 2021	26,630	25,790
Microsoft Corp. 2.40% 2022	18,945	18,950
Microsoft Corp. 2.65% 2022	6,000	6,010
Microsoft Corp. 2.875% 2024	21,285	21,253
Microsoft Corp. 2.40% 2026	3,000	2,797
Microsoft Corp. 3.30% 2027	21,215	21,262
Microsoft Corp. 4.20% 2035	6,000	6,199
Microsoft Corp. 3.70% 2046	1,750	1,610
Microsoft Corp. 4.25% 2047	2,750	2,783
NXP BV and NXP Funding LLC 4.125% 2020[5]	21,000	21,788
NXP BV and NXP Funding LLC 4.125% 2021[5]	11,600	12,005
Oracle Corp. 1.90% 2021	7,250	7,085
Oracle Corp. 2.65% 2026	19,500	18,382
Oracle Corp. 4.00% 2046	1,650	1,552
Qorvo, Inc. 7.00% 2025	15,875	17,621
Seagate Technology LLC 4.75% 2023	12,550	12,683
Solera Holdings, Inc. 10.50% 2024[5]	18,800	21,432
Visa Inc. 3.15% 2025	8,000	7,989
Western Digital Corp. 7.375% 2023[5]	7,175	7,919
Western Digital Corp. 10.50% 2024[5]	3,500	4,134
Western Digital Corp., Term Loan B1, 4.526% 2023[7,9,10]	3,980	4,032
		843,758
Real estate 0.51%
Alexandria Real Estate Equities, Inc. 2.75% 2020	795	796
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,600	1,630
Alexandria Real Estate Equities, Inc. 4.30% 2026	2,200	2,262
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,355	1,371
American Campus Communities, Inc. 3.35% 2020	3,380	3,444
American Campus Communities, Inc. 3.75% 2023	3,985	4,042
American Campus Communities, Inc. 4.125% 2024	19,700	20,214
American Tower Corp. 3.40% 2019	6,400	6,561
American Tower Corp. 7.25% 2019	15,025	16,468
Brandywine Operating Partnership, LP 5.70% 2017	20	20
Brandywine Operating Partnership, LP 3.95% 2023	1,729	1,722
Communications Sales & Leasing, Inc. 6.00% 2023[5]	17,350	18,261
Communications Sales & Leasing, Inc. 8.25% 2023	17,213	18,762
Corporate Office Properties LP 3.60% 2023	320	312
Corporate Office Properties LP 5.25% 2024	9,630	10,148
Corporate Office Properties LP 5.00% 2025	4,145	4,306
Crescent Resources 8.875% 2021[5]	1,200	1,251
Crown Castle International Corp. 4.875% 2022	9,800	10,560
DCT Industrial Trust Inc. 4.50% 2023	5,570	5,729
DDR Corp. 3.625% 2025	5,000	4,822
Developers Diversified Realty Corp. 7.50% 2017	38,667	39,053
Developers Diversified Realty Corp. 4.75% 2018	5,000	5,130
Developers Diversified Realty Corp. 7.875% 2020	6,505	7,576
EPR Properties 4.50% 2025	7,945	7,851
EPR Properties 4.75% 2026	9,810	9,753
ERP Operating LP 7.125% 2017	10,000	10,388
Essex Portfolio L.P. 3.625% 2022	9,550	9,806
Essex Portfolio L.P. 3.25% 2023	4,400	4,391
The Income Fund of America — Page 26 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Essex Portfolio L.P. 3.875% 2024	$5,900	$6,015
Gaming and Leisure Properties, Inc. 4.375% 2021	1,700	1,772
Gaming and Leisure Properties, Inc. 5.375% 2026	11,400	11,899
Hospitality Properties Trust 6.70% 2018	12,625	12,915
Hospitality Properties Trust 4.25% 2021	20,500	21,249
Hospitality Properties Trust 5.00% 2022	6,500	6,849
Hospitality Properties Trust 4.50% 2023	11,060	11,241
Hospitality Properties Trust 4.50% 2025	5,940	5,814
Host Hotels & Resorts LP 4.50% 2026	5,675	5,826
Iron Mountain Inc. 6.00% 2020[2,5]	30,925	32,471
Iron Mountain Inc. 6.00% 2023[2]	950	1,012
Iron Mountain Inc. 5.75% 2024[2]	4,325	4,412
iStar Financial Inc. 5.00% 2019	14,275	14,534
Kimco Realty Corp. 6.875% 2019	10,000	11,239
Kimco Realty Corp. 3.40% 2022	5,460	5,551
Kimco Realty Corp. 2.70% 2024	3,090	2,959
Prologis, Inc. 4.25% 2023	25,000	26,642
Realogy Corp. 4.50% 2019[5]	29,400	30,466
Realogy Corp. 5.25% 2021[5]	27,600	28,566
Realogy Corp. 4.875% 2023[5]	7,825	7,668
Scentre Group 2.375% 2021[5]	4,575	4,510
Scentre Group 3.25% 2025[5]	3,140	3,052
Scentre Group 3.50% 2025[5]	10,455	10,363
Select Income REIT 3.60% 2020	5,775	5,817
Select Income REIT 4.15% 2022	3,300	3,297
WEA Finance LLC 2.70% 2019[5]	8,525	8,627
WEA Finance LLC 3.25% 2020[5]	10,195	10,397
WEA Finance LLC 3.75% 2024[5]	4,400	4,463
		526,255
Consumer staples 0.40%
Altria Group, Inc. 9.25% 2019	18,542	21,833
Altria Group, Inc. 2.625% 2020	10,420	10,571
Altria Group, Inc. 4.00% 2024	1,500	1,575
Altria Group, Inc. 2.625% 2026	1,100	1,035
Altria Group, Inc. 9.95% 2038	23,500	39,522
Altria Group, Inc. 4.25% 2042	20,000	19,405
Altria Group, Inc. 4.50% 2043	4,000	4,053
Altria Group, Inc. 5.375% 2044	2,595	2,955
Altria Group, Inc. 3.875% 2046	2,595	2,385
Anheuser-Busch InBev NV 7.75% 2019	25,000	27,816
Anheuser-Busch InBev NV 2.65% 2021	2,875	2,895
Anheuser-Busch InBev NV 4.95% 2042	7,000	7,604
Anheuser-Busch InBev NV 4.90% 2046	2,215	2,381
BJ’s Wholesale Club, Term Loan B, 4.75% 2024[7,9,10]	7,705	7,731
BJ’s Wholesale Club, Term Loan, 8.50% 2025[7,9,10]	7,820	7,957
British American Tobacco International Finance PLC 3.95% 2025[5]	8,000	8,178
Constellation Brands, Inc. 3.875% 2019	6,000	6,272
Constellation Brands, Inc. 6.00% 2022	2,825	3,235
CVS Health Corp. 2.125% 2021	4,010	3,925
CVS Health Corp. 2.875% 2026	3,795	3,605
Imperial Tobacco Finance PLC 3.50% 2023[5]	10,000	10,150
Kraft Foods Inc. 5.00% 2042	30,000	30,755
Kraft Heinz Co. 4.375% 2046	4,555	4,276
The Income Fund of America — Page 27 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Molson Coors Brewing Co. 1.45% 2019	$4,245	$4,190
Molson Coors Brewing Co. 2.10% 2021	5,475	5,345
Molson Coors Brewing Co. 3.00% 2026	6,255	5,895
Molson Coors Brewing Co. 4.20% 2046	4,200	3,894
Mondelez International, Inc. 1.625% 2019[5]	6,000	5,912
PepsiCo, Inc. 1.70% 2021	2,630	2,559
PepsiCo, Inc. 2.375% 2026	1,100	1,037
PepsiCo, Inc. 3.45% 2046	1,500	1,359
Pernod Ricard SA 4.45% 2022[5]	9,500	10,122
Philip Morris International Inc. 3.60% 2023	7,245	7,522
Philip Morris International Inc. 4.25% 2044	2,000	1,958
Reynolds American Inc. 2.30% 2018	1,990	2,003
Reynolds American Inc. 3.25% 2020	5,510	5,655
Reynolds American Inc. 3.25% 2022	6,150	6,208
Reynolds American Inc. 4.00% 2022	890	931
Reynolds American Inc. 4.45% 2025	22,110	23,146
Reynolds American Inc. 5.70% 2035	3,760	4,315
Reynolds American Inc. 6.15% 2043	1,820	2,175
Reynolds American Inc. 5.85% 2045	10,200	11,896
The JM Smucker Co. 3.00% 2022	2,850	2,887
Walgreens Boots Alliance, Inc. 2.60% 2021	16,805	16,791
Walgreens Boots Alliance, Inc. 3.30% 2021	13,000	13,281
Walgreens Boots Alliance, Inc. 3.10% 2023	900	899
Walgreens Boots Alliance, Inc. 3.45% 2026	1,770	1,729
Walgreens Boots Alliance, Inc. 4.65% 2046	1,045	1,050
Wal-Mart Stores, Inc. 3.30% 2024	10,755	11,055
WM. Wrigley Jr. Co 2.40% 2018[5]	1,200	1,212
WM. Wrigley Jr. Co 2.90% 2019[5]	1,285	1,308
WM. Wrigley Jr. Co 3.375% 2020[5]	22,500	23,214
		409,662
Total corporate bonds & notes		14,745,926
U.S. Treasury bonds & notes 5.19% U.S. Treasury 4.80%
U.S. Treasury 0.625% 2018	53,360	53,137
U.S. Treasury 0.75% 2018[11]	170,000	169,655
U.S. Treasury 1.125% 2018	4,000	4,007
U.S. Treasury 0.875% 2019	93,000	92,073
U.S. Treasury 0.875% 2019	86,000	84,869
U.S. Treasury 1.00% 2019	25,000	24,860
U.S. Treasury 1.50% 2019	18,000	18,074
U.S. Treasury 1.625% 2019	13,640	13,742
U.S. Treasury 1.75% 2019	56,000	56,502
U.S. Treasury 3.625% 2019	90,000	95,061
U.S. Treasury 1.25% 2020	180,000	178,769
U.S. Treasury 1.375% 2020	85,000	84,040
U.S. Treasury 1.375% 2020	43,000	42,786
U.S. Treasury 1.375% 2020	40,000	39,591
U.S. Treasury 1.50% 2020	22,000	21,938
U.S. Treasury 1.125% 2021	36,000	34,838
U.S. Treasury 1.375% 2021	139,000	136,979
U.S. Treasury 1.75% 2022	118,672	116,586
U.S. Treasury 2.00% 2022	104,000	103,397
The Income Fund of America — Page 28 of 38

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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2023	$137,270	$130,115
U.S. Treasury 2.25% 2023	126,750	126,799
U.S. Treasury 6.25% 2023	44,000	55,010
U.S. Treasury 2.00% 2025	482,035	466,851
U.S. Treasury 1.50% 2026	127,191	116,899
U.S. Treasury 1.625% 2026	91,701	85,654
U.S. Treasury 2.00% 2026	113,314	108,888
U.S. Treasury 5.50% 2028	52,000	67,316
U.S. Treasury 4.50% 2036	36,185	45,729
U.S. Treasury 4.625% 2040	15,150	19,372
U.S. Treasury 4.375% 2041	20,800	25,771
U.S. Treasury 4.75% 2041	30,900	40,307
U.S. Treasury 2.75% 2042	16,275	15,416
U.S. Treasury 2.75% 2042	10,900	10,330
U.S. Treasury 3.125% 2043	33,675	34,182
U.S. Treasury 3.00% 2044	161,350	159,696
U.S. Treasury 3.125% 2044	131,950	133,813
U.S. Treasury 3.375% 2044	148,415	157,675
U.S. Treasury 2.50% 2045	49,975	44,621
U.S. Treasury 2.875% 2045	929,150	895,468
U.S. Treasury 3.00% 2045	115,091	113,671
U.S. Treasury 3.00% 2045	51,200	50,608
U.S. Treasury 2.25% 2046	99,052	83,287
U.S. Treasury 2.50% 2046	249,817	222,347
U.S. Treasury 2.50% 2046	174,666	155,378
U.S. Treasury 2.875% 2046	214,595	207,134
		4,943,241
U.S. Treasury inflation-protected securities 0.39%
U.S. Treasury Inflation-Protected Security 0.125% 2021[12]	34,625	35,137
U.S. Treasury Inflation-Protected Security 0.625% 2024[12]	62,066	63,893
U.S. Treasury Inflation-Protected Security 0.375% 2025[12]	54,483	54,804
U.S. Treasury Inflation-Protected Security 0.625% 2026[12]	46,686	47,636
U.S. Treasury Inflation-Protected Security 0.375% 2027[12]	39,966	39,900
U.S. Treasury Inflation-Protected Security 1.375% 2044[12]	82,670	91,580
U.S. Treasury Inflation-Protected Security 1.00% 2046[12]	71,490	72,950
		405,900
Total U.S. Treasury bonds & notes		5,349,141
Mortgage-backed obligations 1.77%
Aventura Mall Trust, Series A, 3.743% 2032[5,7,10]	4,900	5,165
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A4, 5.602% 2049[7,10]	364	364
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[5,10]	10,675	10,935
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 2035[10]	4,603	4,017
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 3.195% 2047[7,10]	3,265	2,397
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[10]	1,003	1,024
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[7,10]	8,000	8,092
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class AM, 5.615% 2049[7,10]	10,000	10,031
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.616% 2031[5,7,10]	4,929	4,939
Fannie Mae 5.50% 2018[10]	6	6
Fannie Mae 6.00% 2021[10]	90	96
Fannie Mae 4.50% 2024[10]	1,347	1,423
The Income Fund of America — Page 29 of 38

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.50% 2024[10]	$124	$134
Fannie Mae 4.50% 2025[10]	1,212	1,278
Fannie Mae 4.50% 2025[10]	811	861
Fannie Mae 4.50% 2025[10]	791	835
Fannie Mae 4.50% 2025[10]	593	626
Fannie Mae 6.00% 2026[10]	2,281	2,575
Fannie Mae 7.00% 2026[10]	374	425
Fannie Mae 2.50% 2027[10]	1,100	1,112
Fannie Mae 2.50% 2027[10]	835	845
Fannie Mae 2.50% 2027[10]	810	820
Fannie Mae 2.50% 2027[10]	640	647
Fannie Mae 2.50% 2027[10]	467	472
Fannie Mae 2.50% 2027[10]	406	411
Fannie Mae 2.50% 2027[10]	374	379
Fannie Mae 2.50% 2028[10]	27,871	28,178
Fannie Mae 2.50% 2028[10]	10,089	10,208
Fannie Mae 2.50% 2028[10]	1,459	1,475
Fannie Mae 2.50% 2028[10]	1,298	1,312
Fannie Mae 2.50% 2028[10]	1,154	1,167
Fannie Mae 2.50% 2028[10]	1,054	1,066
Fannie Mae 2.50% 2028[10]	1,041	1,053
Fannie Mae 2.50% 2028[10]	959	970
Fannie Mae 2.50% 2028[10]	913	924
Fannie Mae 2.50% 2028[10]	680	687
Fannie Mae 2.50% 2028[10]	642	649
Fannie Mae 2.50% 2028[10]	567	573
Fannie Mae 2.50% 2028[10]	530	537
Fannie Mae 2.50% 2028[10]	438	443
Fannie Mae 2.50% 2028[10]	401	406
Fannie Mae 2.50% 2028[10]	389	389
Fannie Mae 2.50% 2028[10]	385	388
Fannie Mae 2.50% 2028[10]	351	355
Fannie Mae 2.50% 2028[10]	347	351
Fannie Mae 2.50% 2028[10]	347	347
Fannie Mae 2.50% 2028[10]	335	339
Fannie Mae 2.50% 2028[10]	331	335
Fannie Mae 2.50% 2028[10]	320	324
Fannie Mae 2.50% 2028[10]	234	237
Fannie Mae 2.50% 2028[10]	79	80
Fannie Mae 2.50% 2028[10]	44	44
Fannie Mae 6.00% 2028[10]	2,463	2,779
Fannie Mae 7.00% 2028[10]	858	982
Fannie Mae 7.00% 2028[10]	168	191
Fannie Mae 2.50% 2031[10]	28,972	29,003
Fannie Mae 2.50% 2032[10]	69,528	69,603
Fannie Mae 2.50% 2032[6,10]	44,500	44,437
Fannie Mae 5.50% 2033[10]	366	409
Fannie Mae 3.00% 2035[10]	3,223	3,252
Fannie Mae 3.50% 2035[10]	2,409	2,493
Fannie Mae 5.50% 2035[10]	337	376
Fannie Mae 5.50% 2036[10]	2,180	2,440
Fannie Mae 6.00% 2036[10]	745	843
Fannie Mae 6.00% 2036[10]	625	707
Fannie Mae 6.00% 2036[10]	178	201
Fannie Mae 6.00% 2037[10]	9,830	11,125
The Income Fund of America — Page 30 of 38

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.00% 2037[10]	$1,704	$1,947
Fannie Mae 6.00% 2037[10]	1,147	1,298
Fannie Mae 6.00% 2037[10]	87	95
Fannie Mae 6.50% 2037[10]	581	667
Fannie Mae 6.50% 2037[10]	513	580
Fannie Mae 6.50% 2037[10]	369	417
Fannie Mae 6.50% 2037[10]	111	127
Fannie Mae 7.00% 2037[10]	283	311
Fannie Mae 7.00% 2037[10]	98	107
Fannie Mae 7.50% 2037[10]	182	203
Fannie Mae 7.50% 2037[10]	112	120
Fannie Mae 7.50% 2037[10]	86	92
Fannie Mae 5.50% 2038[10]	474	529
Fannie Mae 6.00% 2038[10]	2,274	2,568
Fannie Mae 6.00% 2038[10]	1,444	1,635
Fannie Mae 6.00% 2038[10]	1,156	1,322
Fannie Mae 4.50% 2039[10]	18,620	20,171
Fannie Mae 6.00% 2039[10]	1,366	1,541
Fannie Mae 6.50% 2039[10]	441	504
Fannie Mae 4.00% 2040[10]	9,548	10,077
Fannie Mae 4.00% 2040[10]	5,289	5,570
Fannie Mae 4.00% 2040[10]	400	423
Fannie Mae 4.50% 2040[10]	54	58
Fannie Mae 4.50% 2040[10]	37	40
Fannie Mae 5.00% 2040[10]	5,931	6,478
Fannie Mae 4.00% 2041[10]	8,031	8,488
Fannie Mae 4.00% 2041[10]	6,286	6,644
Fannie Mae 4.00% 2041[10]	611	646
Fannie Mae 4.00% 2041[10]	366	387
Fannie Mae 4.00% 2041[10]	301	318
Fannie Mae 4.00% 2041[10]	197	209
Fannie Mae 4.50% 2041[10]	172	185
Fannie Mae 5.00% 2041[10]	380	416
Fannie Mae 5.00% 2041[10]	355	389
Fannie Mae 5.00% 2041[10]	272	298
Fannie Mae 5.00% 2041[10]	230	251
Fannie Mae 3.50% 2042[10]	14,687	15,086
Fannie Mae 4.00% 2042[10]	7,138	7,544
Fannie Mae 4.00% 2042[10]	2,994	3,168
Fannie Mae 4.00% 2042[10]	1,028	1,088
Fannie Mae 4.00% 2043[10]	8,194	8,678
Fannie Mae 4.00% 2043[10]	7,753	8,210
Fannie Mae 4.00% 2043[10]	3,283	3,483
Fannie Mae 4.00% 2043[10]	3,123	3,308
Fannie Mae 4.00% 2043[10]	2,875	3,045
Fannie Mae 4.00% 2043[10]	2,790	2,954
Fannie Mae 4.00% 2043[10]	2,576	2,733
Fannie Mae 4.00% 2043[10]	2,116	2,240
Fannie Mae 3.50% 2045[10]	16,805	17,250
Fannie Mae 4.00% 2045[10]	62,239	65,346
Fannie Mae 4.00% 2045[10]	52,175	55,119
Fannie Mae 4.00% 2045[10]	8,411	8,888
Fannie Mae 3.00% 2046[10]	75,134	74,413
Fannie Mae 3.50% 2046[10]	30,022	30,809
Fannie Mae 3.50% 2046[10]	9,669	9,889
The Income Fund of America — Page 31 of 38

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2046[10]	$9,339	$9,551
Fannie Mae 3.50% 2046[10]	1,620	1,656
Fannie Mae 4.00% 2046[10]	24,515	25,741
Fannie Mae 4.00% 2046[10]	22,815	23,955
Fannie Mae 4.00% 2046[10]	18,195	19,105
Fannie Mae 4.00% 2046[10]	7,323	7,689
Fannie Mae 4.00% 2046[10]	5,775	6,063
Fannie Mae 4.00% 2046[10]	3,860	4,053
Fannie Mae 4.50% 2046[10]	20,830	22,435
Fannie Mae 4.50% 2046[10]	6,085	6,549
Fannie Mae 3.50% 2047[6,10]	6,000	6,131
Fannie Mae 4.00% 2047[6,10]	68,962	72,211
Fannie Mae 4.50% 2047[6,10]	8,000	8,583
Fannie Mae 6.50% 2047[10]	466	519
Fannie Mae 6.50% 2047[10]	330	367
Fannie Mae 6.50% 2047[10]	288	321
Fannie Mae 6.50% 2047[10]	182	203
Fannie Mae 6.50% 2047[10]	122	136
Fannie Mae 6.50% 2047[10]	78	87
Fannie Mae 7.00% 2047[10]	518	585
Fannie Mae 7.00% 2047[10]	286	323
Fannie Mae 7.00% 2047[10]	191	216
Fannie Mae 7.00% 2047[10]	100	113
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[7,10]	4,285	4,240
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[10]	12,231	12,197
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[10]	7,000	7,064
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[7,10]	8,367	8,672
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[7,10]	9,215	9,600
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[7,10]	7,990	8,178
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.471% 2024[7,10]	10,000	10,436
Fannie Mae, Series 2001-4, Class GA, 9.342% 2025[7,10]	49	55
Fannie Mae, Series 2001-4, Class NA, 9.644% 2025[7,10]	1	1
Fannie Mae, Series 2001-20, Class E, 9.586% 2031[7,10]	49	53
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[10]	3,539	3,884
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[10]	1,947	2,131
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[10]	319	363
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[10]	318	362
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[10]	208	240
Fannie Mae, Series 2002-W1, Class 2A, 6.157% 2042[7,10]	535	608
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B1, 7.75% 2027[10]	7	7
Freddie Mac 5.00% 2023[10]	1,489	1,584
Freddie Mac 5.00% 2023[10]	1,474	1,569
Freddie Mac 5.00% 2023[10]	1,329	1,416
Freddie Mac 5.00% 2023[10]	518	555
Freddie Mac 3.50% 2034[10]	12,201	12,632
Freddie Mac 3.00% 2035[10]	11,718	11,829
Freddie Mac 3.50% 2035[10]	24,791	25,685
Freddie Mac 3.50% 2035[10]	19,971	20,691
Freddie Mac 3.50% 2035[10]	3,304	3,423
Freddie Mac 4.50% 2035[10]	10,111	10,911
Freddie Mac 5.50% 2037[10]	385	427
Freddie Mac 5.50% 2038[10]	1,201	1,332
Freddie Mac 6.50% 2038[10]	1,173	1,323
Freddie Mac 4.50% 2039[10]	922	993
Freddie Mac 5.00% 2039[10]	2,428	2,691
The Income Fund of America — Page 32 of 38

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.00% 2039[10]	$1,546	$1,707
Freddie Mac 5.00% 2039[10]	875	951
Freddie Mac 5.50% 2039[10]	577	640
Freddie Mac 4.50% 2040[10]	21,671	23,343
Freddie Mac 4.00% 2041[10]	1,672	1,768
Freddie Mac 4.50% 2041[10]	1,953	2,104
Freddie Mac 4.50% 2041[10]	1,901	2,052
Freddie Mac 4.50% 2041[10]	1,343	1,445
Freddie Mac 5.00% 2041[10]	146	160
Freddie Mac 4.50% 2042[10]	3,466	3,737
Freddie Mac 4.50% 2042[10]	2,028	2,184
Freddie Mac 4.00% 2043[10]	5,368	5,682
Freddie Mac 4.00% 2043[10]	5,228	5,528
Freddie Mac 4.00% 2043[10]	4,402	4,660
Freddie Mac 4.00% 2043[10]	3,133	3,317
Freddie Mac 4.00% 2043[10]	2,683	2,849
Freddie Mac 4.00% 2043[10]	1,939	2,039
Freddie Mac 3.50% 2045[10]	31,658	32,576
Freddie Mac 4.00% 2045[10]	31,480	33,305
Freddie Mac 3.50% 2046[10]	56,496	57,739
Freddie Mac 3.50% 2046[10]	43,199	44,130
Freddie Mac 3.50% 2046[10]	14,096	14,406
Freddie Mac 4.00% 2046[10]	54,358	57,038
Freddie Mac 4.00% 2046[10]	25,528	26,875
Freddie Mac 4.00% 2046[10]	18,250	19,239
Freddie Mac 4.00% 2046[10]	15,520	16,361
Freddie Mac 4.00% 2046[10]	13,298	13,963
Freddie Mac 4.50% 2046[10]	14,985	16,145
Freddie Mac 4.50% 2046[10]	6,009	6,472
Freddie Mac 3.50% 2047[6,10]	11,500	11,742
Freddie Mac 3.50% 2047[10]	1,940	1,990
Freddie Mac, Series 2890, Class KT, 4.50% 2019[10]	5,888	6,033
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[10]	8,000	8,004
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[10]	8,280	8,303
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[10]	7,000	7,104
Freddie Mac, Series 2289, Class NB, 9.00% 2022[7,10]	5	6
Freddie Mac, Series 2013-DN2, Class M1, 2.221% 2023[7,10]	1,003	1,008
Freddie Mac, Series K036, Class A1, multifamily 2.777% 2023[10]	10,030	10,256
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[10]	9,800	10,172
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[7,10]	9,150	9,686
Freddie Mac, Series 2013-DN1, Class M1, 4.171% 2023[7,10]	1,345	1,368
Freddie Mac, Series 2014-HQ2, Class M1, 2.221% 2024[7,10]	1,424	1,430
Freddie Mac, Series 2014-HQ2, Class M2, 2.971% 2024[7,10]	5,815	5,960
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[10]	26,000	26,641
Freddie Mac, Series 2014-DN4, Class M2, 3.171% 2024[7,10]	912	916
Freddie Mac, Series 2015-HQ2, Class M2, 2.721% 2025[7,10]	3,600	3,663
Freddie Mac, Series K049, Class A2, multifamily 3.01% 2025[10]	15,000	15,253
Freddie Mac, Series 3257, Class PA, 5.50% 2036[10]	3,949	4,435
Freddie Mac, Series 3286, Class JN, 5.50% 2037[10]	3,106	3,409
Freddie Mac, Series 3318, Class JT, 5.50% 2037[10]	1,769	1,942
Government National Mortgage Assn. 10.00% 2021[10]	113	121
Government National Mortgage Assn. 10.00% 2025[10]	86	91
Government National Mortgage Assn. 4.50% 2041[10]	1,135	1,221
Government National Mortgage Assn. 4.50% 2045[10]	6,025	6,467
Government National Mortgage Assn. 4.50% 2046[10]	2,303	2,473
The Income Fund of America — Page 33 of 38

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 2047[10]	$17,488	$18,803
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 2049[7,10]	7,879	8,026
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA1, 4.50% 2019[10]	256	254
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.033% 2036[7,10]	4,906	4,261
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 2047[10]	11,529	11,524
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A1A, 5.734% 2049[7,10]	9,327	9,367
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.734% 2049[7,10]	7,382	7,400
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A4, 5.716% 2051[10]	3,686	3,760
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class AM, 6.044% 2051[7,10]	20,950	21,372
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[5,10]	3,195	3,385
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A, 5.387% 2040[10]	5,438	5,441
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43% 2040[10]	1,635	1,635
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM, 5.493% 2040[7,10]	18,000	18,086
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[7,10]	10,035	10,258
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 5.827% 2050[7,10]	3,198	3,218
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.887% 2049[7,10]	10,390	10,486
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[5,10]	8,745	9,074
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, 1.763% 2018[3,5,7,10]	9,900	9,900
National Australia Bank 1.25% 2018[5,10]	5,000	4,986
Station Place Securitization Trust, Series 2016-3, Class A, 1.871% 2048[3,5,7,10]	10,500	10,500
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.18% 2036[7,10]	2,993	2,453
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, 5.591% 2047[7,10]	19,050	19,125
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.716% 2049[7,10]	7,048	7,068
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 5.965% 2051[7,10]	8,500	8,606
		1,822,790
Asset-backed obligations 0.35%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[5,10]	10,500	10,525
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[5,10]	10,000	9,927
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[5,10]	5,680	5,652
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[10]	7,155	7,164
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 2019[10]	3,721	3,717
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 2019[10]	2,908	2,908
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40% 2021[10]	6,000	6,049
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[5,10]	1,325	1,327
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[5,10]	708	710
Bank of the West Auto Trust, Series 2014-1, Class A3, 1.09% 2019[5,10]	1,151	1,151
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[10]	8,230	8,219
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[10]	8,000	8,012
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 2019[10]	4,510	4,509
Chase Issuance Trust, Series 2016-A7, Class A, 1.06% 2019[10]	23,000	22,981
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 2020[10]	41,310	41,231
Chesapeake Funding LLC, Series 2014-1A, Class A, 1.186% 2026[5,7,10]	2,146	2,139
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, 1.926% 2020[7,10]	14,000	14,134
Countryplace Manufactured Housing Contract, Series 2005-1, Class A4, AMBAC insured, 5.20% 2035[5,7,10]	1,112	1,145
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, 0.908% 2037[7,10]	1,303	1,194
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.918% 2037[7,10]	2,318	2,067
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[5,10]	7,970	8,012
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[5,10]	8,900	8,977
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[5,10]	7,225	7,338
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[5,10]	10,000	10,132
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[5,10]	53	53
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[10]	1,828	1,827
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[5,10]	2,405	2,428
The Income Fund of America — Page 34 of 38

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[5,10]	$6,300	$6,324
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 2026[5,10]	10,110	10,209
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[5,10]	10,500	10,356
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[5,10]	16,000	16,006
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[5,10]	17,160	17,301
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 2022[10]	7,780	7,770
Hertz Fleet Lease Funding LP, Series 2014-1A, 1.163% 2028[5,7,10]	797	797
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 2019[5,10]	8,500	8,433
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[5,10]	6,290	6,220
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[5,10]	7,518	7,510
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[5,10]	2,210	2,222
Home Equity Mortgage Trust, Series 2006-6, Class 2A1, 0.971% 2037[7,10]	12,777	1,292
Honda Auto Receivables Owner Trust, Series 2014-3, Class A3, 0.88% 2018[10]	2,523	2,521
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A1, FSA insured, 0.931% 2037[7,10]	1,326	1,210
RAMP Trust, Series 2003-RZ4, Class A7, 5.29% 2033[7,10]	67	69
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[10]	2,685	2,687
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[10]	5,000	5,022
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[10]	16,550	16,668
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[10]	5,340	5,384
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[10]	2,430	2,438
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[10]	6,915	6,972
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[5,10]	6,761	6,807
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[5,10]	11,651	11,315
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[5,10]	2,727	2,630
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[5,10]	3,500	3,479
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 2019[10]	5,805	5,791
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[10]	3,009	3,005
		363,966
Bonds & notes of governments & government agencies outside the U.S. 0.07%
CPPIB Capital Inc. 1.25% 2019[5]	3,900	3,849
Hungary 6.25% 2020	3,410	3,750
Saudi Arabia (Kingdom of) 3.25% 2026[5]	12,000	11,469
Spain (Kingdom of) 4.00% 2018[5]	31,765	32,464
United Mexican States 3.60% 2025	6,000	5,844
United Mexican States 4.125% 2026	6,900	6,931
United Mexican States 5.55% 2045	3,500	3,602
		67,909
Federal agency bonds & notes 0.06%
CoBank, ACB 1.563% 2022[5,7]	3,700	3,592
Fannie Mae 6.25% 2029	32,000	42,677
Federal Home Loan Bank 0.875% 2018	12,860	12,821
		59,090
Municipals 0.04% California 0.03%
Various Purpose G.O. Bonds, 6.20% 2019	24,675	27,015
The Income Fund of America — Page 35 of 38

unaudited
Bonds, notes & other debt instruments Municipals (continued) New Jersey 0.01%	Principal amount (000)	Value (000)
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	$6,000	$6,095
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	8,500	8,378
		14,473
		41,488
Total bonds, notes & other debt instruments (cost: $22,134,468,000)		22,450,310
Short-term securities 5.07%
Apple Inc. 0.64%–0.88% due 2/6/2017–5/18/2017[5]	276,500	276,007
CAFCO, LLC 1.22% due 2/23/2017[5]	25,000	24,988
Chariot Funding, LLC 0.90% due 3/17/2017[5]	50,000	49,947
Chevron Corp. 0.85%–0.88% due 5/8/2017–6/6/2017[5]	200,000	199,554
Ciesco LLC 1.23% due 2/23/2017[5]	40,000	39,980
Coca-Cola Co. 0.85%–0.98% due 5/9/2017–7/17/2017[5]	178,935	178,388
Danaher Corp. 0.76%–0.77% due 2/17/2017–3/3/2017	100,000	99,954
Estée Lauder Companies Inc. 0.73%–0.78% due 2/6/2017–2/28/2017[5]	72,800	72,770
ExxonMobil Corp. 0.74% due 2/27/2017	69,800	69,768
Fannie Mae 0.41%–0.51% due 2/1/2017–4/17/2017	240,000	239,871
Federal Farm Credit Banks 0.44%–0.90% due 2/9/2017–12/13/2017	370,000	369,160
Federal Home Loan Bank 0.37%–0.64% due 2/1/2017–7/21/2017	1,842,600	1,840,907
Freddie Mac 0.44% due 2/2/2017	50,000	49,999
GE Capital Treasury Services (U.S.) LLC 0.80% due 4/18/2017	50,000	49,918
General Electric Co. 0.78% due 3/31/2017	50,000	49,943
John Deere Canada ULC 0.70% due 2/17/2017[5]	50,000	49,985
Merck & Co. Inc. 0.55% due 2/23/2017[5]	50,000	49,980
Microsoft Corp. 0.74%–0.83% due 2/14/2017–3/1/2017[5]	288,000	287,912
National Rural Utilities Cooperative Finance Corp. 0.71%–0.75% due 2/17/2017–3/17/2017	70,000	69,950
PepsiCo Inc. 0.68% due 2/13/2017[5]	50,000	49,989
Qualcomm Inc. 0.73%–0.80% due 3/8/2017–4/11/2017[5]	110,100	109,978
U.S. Treasury Bills 0.42%–0.62% due 2/9/2017–7/27/2017	888,200	887,732
Walt Disney Co. 0.80% due 4/21/2017–5/9/2017[5]	73,900	73,756
Wells Fargo Bank, N.A. 1.23% due 7/18/2017	30,000	30,013
Total short-term securities (cost: $5,220,186,000)		5,220,449
Total investment securities 99.99% (cost: $84,315,303,000)		103,010,632
Other assets less liabilities 0.01%		9,905
Net assets 100.00%		$103,020,537
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The Income Fund of America — Page 36 of 38

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $937,282,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 1/31/2017 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	2/23/2017	HSBC Bank	$37,895	A$52,300	$(1,749)
Australian dollars	3/13/2017	JPMorgan Chase	$96,742	A$130,000	(1,756)
British pounds	2/17/2017	JPMorgan Chase	$133,796	£109,000	(3,362)
British pounds	3/3/2017	Citibank	$31,850	£25,900	(749)
British pounds	3/13/2017	HSBC Bank	$237,636	£195,043	(7,936)
British pounds	3/13/2017	Barclays Bank PLC	$237,560	£195,043	(8,011)
					$(23,563)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,491,625,000, which represented 1.45% of the net assets of the fund. This amount includes $1,288,444,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,656,071,000, which represented 6.46% of the net assets of the fund.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $472,426,000, which represented .46% of the net assets of the fund.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	A portion of this security was pledged as collateral. The total value of pledged collateral was $24,206,000, which represented .02% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 4.022% convertible preferred	4/3/2013	$29,938	$10,478.01%
CEVA Group PLC	5/2/2013	34,036	6,165.01
CEVA Group PLC, Series A-2, 3.022% convertible preferred	5/2/2013	13,172	3,067.00
Total private placement securities		$ 77,146	$ 19,710.02%

The Income Fund of America — Page 37 of 38

unaudited
Key to abbreviations and symbols
A$ = Australian dollars
ADR = American Depositary Receipts
Auth. = Authority
£ = British pounds
CAD = Canadian dollars
Dev. = Development
Econ. = Economic
Facs. = Facilities
FDR = Fiduciary Depositary Receipts
G.O. = General Obligation
LOC = Letter of Credit
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
Refer to the fund’s current shareholder report for additional disclosures.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-006-0317O-S54131	The Income Fund of America — Page 38 of 38

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: March 31, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 31, 2017